UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2016

FSH-QTLY-0916
1.924275.105

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.7%
	Principal Amount	Value
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29(a)	$1,814,000	$1,217,648
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41 (b)	37,678,000	235,488

TOTAL CONVERTIBLE BONDS		1,453,136

Nonconvertible Bonds - 78.7%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)	5,480,000	5,829,350
Orbital ATK, Inc. 5.5% 10/1/23	4,860,000	5,151,600
		10,980,950
Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (c)	2,205,000	2,025,844
Penske Automotive Group, Inc. 5.5% 5/15/26	4,810,000	4,749,875
Schaeffler Finance BV 4.75% 5/15/21 (c)	8,810,000	9,107,338
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (c)(d)	2,352,521	2,605,417
Tenneco, Inc. 5% 7/15/26	4,145,000	4,238,263
The Goodyear Tire & Rubber Co. 5% 5/31/26	7,225,000	7,613,344
		30,340,081
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	14,770,000	15,083,863
5.75% 11/20/25	17,635,000	18,362,444
Royal Bank of Scotland Group PLC 5.125% 5/28/24	22,330,000	22,413,581
		55,859,888
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,185,000	12,657,600
10% 1/15/18	17,345,000	11,100,800
Gray Television, Inc. 5.875% 7/15/26 (c)	2,805,000	2,883,540
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	5,670,000	5,779,885
		32,421,825
Building Materials - 1.1%
Building Materials Corp. of America 6% 10/15/25 (c)	7,195,000	7,788,588
CEMEX Finance LLC 6% 4/1/24 (c)	4,695,000	4,812,375
CEMEX S.A.B. de CV 7.25% 1/15/21 (c)	10,410,000	11,319,834
GCP Applied Technologies, Inc. 9.5% 2/1/23 (c)	4,910,000	5,548,300
Herc Rentals, Inc.:
7.5% 6/1/22 (c)	4,800,000	4,860,000
7.75% 6/1/24 (c)	4,800,000	4,848,000
Standard Industries, Inc. 5.5% 2/15/23 (c)	7,430,000	7,745,775
U.S. Concrete, Inc. 6.375% 6/1/24 (c)	2,770,000	2,840,192
USG Corp.:
5.5% 3/1/25 (c)	2,770,000	2,956,975
5.875% 11/1/21 (c)	4,985,000	5,234,250
		57,954,289
Cable/Satellite TV - 3.8%
Altice SA 7.75% 5/15/22 (c)	64,885,000	65,819,344
Altice U.S. Finance SA:
5.375% 7/15/23 (c)	10,690,000	11,037,425
5.5% 5/15/26 (c)	20,835,000	21,564,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	8,450,000	8,740,469
5.5% 5/1/26 (c)	7,285,000	7,603,719
5.75% 9/1/23	8,740,000	9,133,300
5.875% 4/1/24 (c)	17,080,000	18,232,900
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	7,875,000	8,121,094
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)	5,325,000	5,295,047
5.125% 12/15/21 (c)	11,470,000	11,441,325
DISH DBS Corp.:
5% 3/15/23	8,965,000	8,449,513
5.875% 7/15/22	4,135,000	4,132,436
6.75% 6/1/21	4,995,000	5,307,188
7.75% 7/1/26 (c)	2,390,000	2,478,131
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	6,759,900
Virgin Media Secured Finance PLC 5.5% 8/15/26 (c)	1,550,000	1,559,688
VTR Finance BV 6.875% 1/15/24 (c)	2,000,000	2,060,000
		197,735,704
Capital Goods - 1.6%
AECOM Technology Corp. 5.75% 10/15/22	4,425,000	4,657,313
Amsted Industries, Inc. 5% 3/15/22 (c)	4,000,000	4,040,000
Belden, Inc. 5.25% 7/15/24 (c)	8,435,000	8,435,000
General Cable Corp. 5.75% 10/1/22 (d)	37,420,000	35,174,800
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	30,105,000	20,471,400
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (c)	9,765,000	7,445,813
		80,224,326
Chemicals - 2.5%
A. Schulman, Inc. 6.875% 6/1/23 (c)	10,155,000	10,307,325
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (c)	7,655,000	8,745,838
10% 10/15/25 (c)	13,125,000	14,995,313
Evolution Escrow Issuer LLC 7.5% 3/15/22 (c)	7,285,000	5,782,469
Momentive Performance Materials, Inc. 3.88% 10/24/21	26,676,000	20,876,904
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)	27,576,000	3
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (c)	2,675,000	2,795,375
Tronox Finance LLC 6.375% 8/15/20	65,415,000	52,986,150
Valvoline Finco Two LLC 5.5% 7/15/24 (c)	2,075,000	2,163,188
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (c)	6,165,000	6,519,488
5.625% 10/1/24 (c)	2,475,000	2,654,438
		127,826,491
Consumer Products - 0.2%
Tempur Sealy International, Inc.:
5.5% 6/15/26 (c)	7,205,000	7,290,595
5.625% 10/15/23	4,855,000	5,024,925
		12,315,520
Containers - 3.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(d)	28,042,611	28,588,273
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8896% 5/15/21 (c)(d)	13,230,000	13,378,838
4.625% 5/15/23 (c)	24,285,000	24,436,781
6.75% 1/31/21 (c)	5,065,000	5,210,872
7% 11/15/20 (c)	4,597,059	4,620,044
7.25% 5/15/24 (c)	10,125,000	10,681,875
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (c)	31,716,000	30,407,715
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,860,000	2,956,525
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	7,710,000	8,056,950
5.375% 1/15/25 (c)	6,140,000	6,362,575
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)	9,950,000	10,260,938
5.75% 10/15/20	10,205,000	10,536,663
Sealed Air Corp. 5.25% 4/1/23 (c)	5,920,000	6,267,800
		161,765,849
Diversified Financial Services - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	16,275,000	16,844,625
4.5% 5/15/21	16,415,000	17,523,013
Aircastle Ltd.:
4.625% 12/15/18	2,715,000	2,850,750
5% 4/1/23	3,195,000	3,350,916
5.125% 3/15/21	17,325,000	18,494,438
6.25% 12/1/19	11,280,000	12,436,200
7.625% 4/15/20	4,275,000	4,873,500
CIT Group, Inc.:
3.875% 2/19/19	12,310,000	12,556,200
5% 8/15/22	9,475,000	9,972,438
5.375% 5/15/20	11,560,000	12,253,600
5.5% 2/15/19 (c)	2,560,000	2,713,600
FLY Leasing Ltd.:
6.375% 10/15/21	20,522,000	20,470,695
6.75% 12/15/20	6,975,000	7,114,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	11,245,000	11,160,663
6% 8/1/20	11,295,000	11,266,763
ILFC E-Capital Trust I 3.98% 12/21/65 (c)(d)	5,220,000	4,208,625
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	14,471,750
5.875% 8/15/22	2,230,000	2,542,200
8.625% 1/15/22	4,920,000	6,162,546
MSCI, Inc. 5.75% 8/15/25 (c)	3,635,000	3,959,242
National Financial Partners Corp. 9% 7/15/21 (c)	4,220,000	4,241,100
Navient Corp.:
5% 10/26/20	2,425,000	2,364,375
6.625% 7/26/21	4,160,000	4,201,600
SLM Corp.:
4.875% 6/17/19	18,285,000	18,376,425
5.5% 1/25/23	3,030,000	2,810,325
6.125% 3/25/24	2,170,000	2,050,650
7.25% 1/25/22	5,925,000	6,021,281
8% 3/25/20	16,743,000	17,873,153
Springleaf Financial Corp. 8.25% 12/15/20	5,895,000	6,101,325
		259,266,498
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	12,895,000	12,830,525
7.625% 3/15/20	15,685,000	14,900,750
Lamar Media Corp. 5.75% 2/1/26 (c)	3,345,000	3,587,513
MDC Partners, Inc. 6.5% 5/1/24 (c)	26,135,000	25,285,613
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	25,730,000	26,534,063
		83,138,464
Energy - 9.7%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	3,450,000	3,635,438
Antero Resources Corp.:
5.125% 12/1/22	3,490,000	3,254,425
5.625% 6/1/23 (Reg. S)	6,440,000	6,093,850
Antero Resources Finance Corp. 5.375% 11/1/21	6,765,000	6,477,488
Baytex Energy Corp.:
5.125% 6/1/21 (c)	3,495,000	2,830,950
5.625% 6/1/24 (c)	4,760,000	3,760,400
California Resources Corp. 8% 12/15/22 (c)	2,685,000	1,718,937
Chesapeake Energy Corp.:
4.875% 4/15/22	26,015,000	16,389,450
5.375% 6/15/21	17,730,000	11,613,150
6.125% 2/15/21	9,370,000	6,465,300
8% 12/15/22 (c)	11,911,000	10,362,570
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	24,090,000	23,246,850
Concho Resources, Inc. 5.5% 4/1/23	395,000	390,063
Continental Resources, Inc.:
4.5% 4/15/23	4,815,000	4,357,575
5% 9/15/22	21,400,000	20,009,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,408,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,900,000	10,115,000
Denbury Resources, Inc.:
4.625% 7/15/23	7,584,000	4,702,080
5.5% 5/1/22	8,985,000	5,705,475
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (c)	7,400,000	7,289,000
8.125% 9/15/23 (c)	1,620,000	1,640,250
Ensco PLC:
4.5% 10/1/24	4,807,000	3,304,813
5.2% 3/15/25	215,000	146,200
5.75% 10/1/44	2,380,000	1,392,300
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,865,000	1,461,150
9.375% 5/1/20	7,360,000	4,195,200
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,380,000	3,985,800
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,530,000	1,005,675
Halcon Resources Corp. 8.625% 2/1/20 (c)	4,790,000	4,406,800
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	10,160,000	9,448,800
5.75% 10/1/25 (c)	5,650,000	5,339,250
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)	3,555,000	3,599,438
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	172,563
5.875% 4/1/20	560,000	368,200
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (b)(d)	8,630,000	1,445,525
6.5% 5/15/19 (b)	10,120,000	1,720,400
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,205,000	2,956,773
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,705,000	5,776,313
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (c)	5,255,000	5,018,525
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	995,000	995,000
Plains Exploration & Production Co.:
6.75% 2/1/22	3,970,000	3,860,825
6.875% 2/15/23	4,810,000	4,653,675
Range Resources Corp. 5% 3/15/23	2,405,000	2,212,600
Rice Energy, Inc.:
6.25% 5/1/22	2,780,000	2,710,500
7.25% 5/1/23	2,065,000	2,070,163
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,074,650
5.625% 11/15/23	4,810,000	4,292,925
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)	8,505,000	8,781,413
5.625% 4/15/23	14,630,000	14,922,600
5.625% 3/1/25	8,115,000	8,284,928
5.75% 5/15/24	8,875,000	9,096,875
6.25% 3/15/22	14,530,000	15,202,013
SemGroup Corp. 7.5% 6/15/21	4,080,000	3,916,800
SM Energy Co.:
5% 1/15/24	8,500,000	6,800,000
5.625% 6/1/25	3,125,000	2,593,750
6.125% 11/15/22	12,320,000	10,441,200
6.5% 11/15/21	4,075,000	3,565,625
6.5% 1/1/23	8,835,000	7,509,750
Southwestern Energy Co.:
4.1% 3/15/22	12,105,000	10,712,925
5.8% 1/23/20 (d)	15,505,000	15,117,375
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	4,445,000	3,778,250
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (c)	10,590,000	10,801,800
6.375% 4/1/23 (c)	9,490,000	9,656,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	7,185,000	6,664,088
5.25% 5/1/23	5,510,000	5,386,025
6.375% 8/1/22	5,058,000	5,159,160
6.625% 10/1/20 (Reg. S)	8,250,000	8,435,625
6.75% 3/15/24 (c)	1,490,000	1,553,325
6.875% 2/1/21	495,000	507,375
Teine Energy Ltd. 6.875% 9/30/22 (c)	525,000	519,750
TerraForm Power Operating LLC 6.125% 6/15/25 (c)	2,830,000	2,815,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,828,000	5,973,700
6.125% 10/15/21	9,620,000	10,005,762
6.25% 10/15/22	6,965,000	7,243,600
Transocean, Inc. 9% 7/15/23 (c)	4,755,000	4,445,925
Weatherford International Ltd.:
4.5% 4/15/22	2,405,000	1,984,125
6.5% 8/1/36	2,390,000	1,696,900
7% 3/15/38	6,690,000	4,950,600
7.75% 6/15/21	6,910,000	6,527,794
8.25% 6/15/23	11,330,000	10,565,225
Weatherford International, Inc. 6.8% 6/15/37	10,990,000	7,912,800
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	2,942,763
Whiting Petroleum Corp.:
5% 3/15/19	4,560,000	3,978,600
5.75% 3/15/21	9,475,000	7,935,313
6.25% 4/1/23	2,910,000	2,404,388
WPX Energy, Inc.:
6% 1/15/22	8,985,000	8,131,425
7.5% 8/1/20	4,230,000	4,166,550
8.25% 8/1/23	4,555,000	4,466,724
		500,634,785
Entertainment/Film - 0.6%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	9,435,000	9,741,638
5.625% 2/15/24	4,285,000	4,520,675
5.875% 3/15/25	13,515,000	14,410,369
		28,672,682
Environmental - 1.5%
ADS Waste Holdings, Inc. 8.25% 10/1/20	7,032,000	7,278,120
Clean Harbors, Inc. 5.125% 6/1/21	2,060,000	2,103,775
Covanta Holding Corp.:
5.875% 3/1/24	9,245,000	9,198,775
6.375% 10/1/22	12,004,000	12,394,130
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	29,015,000	28,652,313
Tervita Corp.:
8% 11/15/18 (c)	10,285,000	9,899,313
9.75% 11/1/19 (c)	13,535,000	3,519,100
10.875% 2/15/18 (c)	13,965,000	3,630,900
		76,676,426
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (c)	5,435,000	5,774,688
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (c)(d)	34,885,000	18,052,988
9.25% 2/15/19 (c)	35,115,000	29,013,769
Performance Food Group, Inc. 5.5% 6/1/24 (c)	3,110,000	3,211,075
Rite Aid Corp. 7.7% 2/15/27	4,550,000	5,414,500
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (c)	32,460,000	28,240,200
		89,707,220
Food/Beverage/Tobacco - 3.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (c)	39,860,000	38,265,600
Cott Beverages, Inc.:
5.375% 7/1/22	445,000	456,125
6.75% 1/1/20	250,000	262,188
ESAL GmbH 6.25% 2/5/23 (c)	26,845,000	26,308,100
JBS Investments GmbH:
7.25% 4/3/24 (c)	7,980,000	8,223,390
7.75% 10/28/20 (c)	26,365,000	27,946,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	5,295,000	5,162,625
7.25% 6/1/21 (c)	5,649,000	5,832,593
7.25% 6/1/21 (c)	16,335,000	16,865,888
8.25% 2/1/20 (c)	1,333,000	1,382,988
Minerva Luxembourg SA 7.75% 1/31/23 (c)	24,835,000	26,200,925
Post Holdings, Inc. 7.75% 3/15/24 (c)	4,650,000	5,144,063
U.S. Foods, Inc. 5.875% 6/15/24 (c)	4,780,000	4,995,100
		167,046,485
Gaming - 1.4%
Boyd Gaming Corp. 6.375% 4/1/26 (c)	2,480,000	2,644,300
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	15,445,000	15,329,163
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	2,185,000	2,329,756
MCE Finance Ltd. 5% 2/15/21 (c)	1,110,000	1,121,240
MGM Mirage, Inc. 7.75% 3/15/22	3,795,000	4,375,293
Scientific Games Corp.:
6.625% 5/15/21	25,155,000	16,979,625
7% 1/1/22 (c)	4,825,000	5,018,000
10% 12/1/22	9,110,000	8,096,513
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	2,265,000	2,298,975
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	3,699,000	3,798,411
Wynn Macau Ltd. 5.25% 10/15/21 (c)	9,350,000	9,373,375
		71,364,651
Healthcare - 11.8%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	4,855,000	4,820,432
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)	6,397,000	6,195,495
AmSurg Corp. 5.625% 7/15/22	4,570,000	4,798,500
Centene Corp.:
4.75% 5/15/22	14,330,000	14,759,900
5.625% 2/15/21	6,965,000	7,356,781
6.125% 2/15/24	7,440,000	7,993,387
Community Health Systems, Inc.:
5.125% 8/1/21	27,855,000	27,715,725
6.875% 2/1/22	87,799,000	75,507,140
7.125% 7/15/20	8,065,000	7,334,150
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	6,380,000	6,539,500
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	10,297,093
Endo Finance LLC 5.875% 1/15/23 (c)	10,920,000	9,473,100
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (c)	14,000,000	12,206,320
6% 2/1/25 (c)	4,375,000	3,773,438
HCA Holdings, Inc.:
5.25% 6/15/26	6,930,000	7,345,800
5.375% 2/1/25	4,665,000	4,854,539
5.875% 3/15/22	4,715,000	5,186,500
5.875% 5/1/23	11,350,000	12,144,500
5.875% 2/15/26	3,680,000	3,937,600
6.25% 2/15/21	18,100,000	19,615,875
7.5% 11/6/33	2,199,000	2,363,925
HealthSouth Corp. 5.75% 9/15/25	5,890,000	6,082,132
Hologic, Inc. 5.25% 7/15/22 (c)	2,385,000	2,528,100
Horizon Pharma PLC 6.625% 5/1/23	14,785,000	14,341,450
Kindred Healthcare, Inc.:
8% 1/15/20	24,875,000	25,434,688
8.75% 1/15/23	2,580,000	2,599,350
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (c)	2,800,000	2,807,000
5.625% 10/15/23 (c)	6,310,000	6,057,600
5.75% 8/1/22 (c)	4,825,000	4,716,438
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,005,000	2,107,756
5.5% 5/1/24	3,365,000	3,482,775
6.375% 3/1/24	4,595,000	5,008,550
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (c)	8,562,000	7,299,105
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	20,260,000	20,411,950
5.5% 2/1/21	9,985,000	10,409,363
Teleflex, Inc. 4.875% 6/1/26	3,945,000	4,033,763
Tenet Healthcare Corp.:
4.375% 10/1/21	30,420,000	30,343,950
6% 10/1/20	3,980,000	4,208,651
8.125% 4/1/22	54,401,000	56,169,033
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (c)	23,370,000	20,843,119
5.5% 3/1/23 (c)	10,070,000	8,307,750
5.625% 12/1/21 (c)	6,495,000	5,545,106
5.875% 5/15/23 (c)	28,705,000	23,896,913
6.125% 4/15/25 (c)	27,110,000	22,501,300
6.75% 8/15/21 (c)	18,731,000	16,811,073
7% 10/1/20 (c)	3,905,000	3,621,888
7.25% 7/15/22 (c)	16,406,000	14,642,355
7.5% 7/15/21 (c)	1,425,000	1,325,250
VPI Escrow Corp. 6.375% 10/15/20 (c)	30,095,000	27,160,738
		606,916,846
Homebuilders/Real Estate - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	3,435,000	3,400,650
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (c)	2,935,000	2,832,275
6.5% 12/15/20 (c)	5,555,000	5,666,100
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (c)	5,140,000	5,371,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	14,164,000	14,376,460
TRI Pointe Homes, Inc.:
4.375% 6/15/19	2,305,000	2,362,625
5.875% 6/15/24	3,815,000	3,929,450
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,411,950
7% 8/15/22	3,175,000	3,206,750
8.5% 11/15/20	6,335,000	6,667,588
		52,225,148
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (c)	13,520,000	13,452,400
Insurance - 1.1%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)	5,770,000	5,748,363
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (c)	38,090,000	38,185,225
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (c)(d)	15,210,000	14,677,650
		58,611,238
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (c)	5,675,000	4,461,969
Metals/Mining - 1.5%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)	1,740,000	1,831,350
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,610,000	1,226,700
CONSOL Energy, Inc. 5.875% 4/15/22	9,385,000	8,563,813
First Quantum Minerals Ltd.:
6.75% 2/15/20 (c)	6,990,000	6,434,295
7% 2/15/21 (c)	5,270,000	4,702,421
7.25% 5/15/22 (c)	2,480,000	2,188,600
Freeport-McMoRan, Inc.:
3.55% 3/1/22	12,380,000	10,584,900
3.875% 3/15/23	1,405,000	1,208,370
4.55% 11/14/24	13,915,000	11,932,113
5.4% 11/14/34	7,185,000	5,568,375
Peabody Energy Corp.:
6% 11/15/18 (b)	11,705,000	1,843,538
7.875% 11/1/26 (b)	3,075,000	468,938
10% 3/15/22 (b)(c)	6,200,000	937,750
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (c)	5,670,000	4,734,450
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (c)	3,860,000	3,281,000
7.375% 2/1/20 (c)	2,000,000	1,700,000
Teck Resources Ltd.:
8% 6/1/21 (c)	3,605,000	3,848,338
8.5% 6/1/24 (c)	4,445,000	4,833,938
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)	7,630,000	1
		75,888,890
Paper - 0.6%
NewPage Corp. 11.375% 12/31/14 (b)	56,458,756	6
Xerium Technologies, Inc. 8.875% 6/15/18	29,945,000	30,723,570
		30,723,576
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (c)	4,380,000	4,577,100
5.25% 6/1/26 (c)	4,380,000	4,634,566
		9,211,666
Services - 4.7%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (c)	7,075,000	6,155,250
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	32,830,000	30,039,450
APX Group, Inc.:
6.375% 12/1/19	16,770,000	17,189,250
7.875% 12/1/22 (c)	14,405,000	15,161,263
8.75% 12/1/20	14,615,000	13,884,250
Aramark Services, Inc.:
4.75% 6/1/26 (c)	4,810,000	4,858,100
5.125% 1/15/24	3,660,000	3,778,950
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (c)	4,900,000	4,808,125
5.5% 4/1/23	2,570,000	2,550,725
6.375% 4/1/24 (c)	4,415,000	4,492,263
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (c)	6,430,000	6,397,850
Corrections Corp. of America 5% 10/15/22	3,615,000	3,782,194
Everi Payments, Inc. 10% 1/15/22	4,465,000	3,996,175
Garda World Security Corp. 7.25% 11/15/21 (c)	5,615,000	4,828,900
Hertz Corp.:
5.875% 10/15/20	6,840,000	7,062,300
6.25% 10/15/22	4,250,000	4,462,500
IHS Markit Ltd. 5% 11/1/22 (c)	2,285,000	2,347,838
Laureate Education, Inc. 10% 9/1/19 (c)	93,389,000	83,816,580
The GEO Group, Inc. 6% 4/15/26	2,175,000	2,232,094
United Rentals North America, Inc. 5.875% 9/15/26	9,660,000	10,034,325
Western Digital Corp.:
7.375% 4/1/23 (c)	5,115,000	5,568,956
10.5% 4/1/24 (c)	3,820,000	4,302,275
		241,749,613
Steel - 0.3%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (c)	960,000	988,800
Commercial Metals Co. 4.875% 5/15/23	4,115,000	4,032,700
Evraz, Inc. NA Canada 7.5% 11/15/19 (c)	3,775,000	3,737,250
JMC Steel Group, Inc. 9.875% 6/15/23 (c)	3,725,000	3,911,250
		12,670,000
Super Retail - 1.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	21,545,000	22,514,525
Asbury Automotive Group, Inc. 6% 12/15/24	6,975,000	7,152,863
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (c)(d)	15,715,687	4,741,772
Claire's Stores, Inc.:
6.125% 3/15/20 (c)	10,985,000	5,492,500
9% 3/15/19 (c)	18,250,000	10,037,500
Dollar Tree, Inc. 5.75% 3/1/23	3,930,000	4,244,400
DPL, Inc. 7.75% 10/15/20 (c)	15,110,000	11,634,700
JC Penney Corp., Inc.:
6.375% 10/15/36	3,985,000	3,128,225
7.4% 4/1/37	3,605,000	2,956,100
		71,902,585
Technology - 2.7%
BMC Software, Inc. 7.25% 6/1/18	6,280,000	5,966,000
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,275,767
Compiler Finance Sub, Inc. 7% 5/1/21 (c)	12,715,000	5,801,219
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	9,615,000	10,185,179
5.875% 6/15/21 (c)	11,310,000	11,818,916
6.02% 6/15/26 (c)	3,070,000	3,293,677
7.125% 6/15/24 (c)	4,970,000	5,347,586
8.1% 7/15/36 (c)	4,805,000	5,465,106
Lucent Technologies, Inc.:
6.45% 3/15/29	24,542,000	26,075,875
6.5% 1/15/28	1,395,000	1,464,750
Micron Technology, Inc.:
5.25% 1/15/24 (c)	14,815,000	13,296,463
5.5% 2/1/25	2,450,000	2,198,875
7.5% 9/15/23 (c)	7,625,000	8,337,480
Open Text Corp. 5.875% 6/1/26 (c)	4,800,000	4,989,072
Parametric Technology Corp. 6% 5/15/24	1,745,000	1,857,029
Qorvo, Inc. 6.75% 12/1/23 (c)	4,835,000	5,197,625
Rackspace Hosting, Inc. 6.5% 1/15/24 (c)	3,205,000	3,309,163
Sabre GLBL, Inc. 5.25% 11/15/23 (c)	4,910,000	5,143,225
Sanmina Corp. 4.375% 6/1/19 (c)	2,000,000	2,055,000
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)	5,160,000	5,569,601
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,305,319
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,480,000	2,582,300
		138,535,227
Telecommunications - 8.8%
Altice Financing SA:
6.5% 1/15/22 (c)	28,550,000	29,406,500
7.5% 5/15/26 (c)	10,735,000	10,842,350
Altice Finco SA 8.125% 1/15/24 (c)	26,760,000	27,094,500
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	6,920,865
Columbus International, Inc. 7.375% 3/30/21 (c)	33,510,000	35,762,207
CommScope Technologies Finance LLC 6% 6/15/25 (c)	2,890,000	3,048,950
Digicel Group Ltd.:
6% 4/15/21 (c)	11,970,000	11,117,138
6.75% 3/1/23 (c)	2,100,000	1,946,700
Frontier Communications Corp.:
8.875% 9/15/20	3,185,000	3,422,888
10.5% 9/15/22	4,855,000	5,243,400
11% 9/15/25	10,910,000	11,646,425
GCI, Inc. 6.875% 4/15/25	3,450,000	3,579,375
Inmarsat Finance PLC 4.875% 5/15/22 (c)	2,445,000	2,273,361
Intelsat Jackson Holdings SA:
5.5% 8/1/23	20,205,000	13,234,275
7.5% 4/1/21	9,375,000	6,656,250
8% 2/15/24 (c)	4,960,000	4,736,800
Intelsat Luxembourg SA 7.75% 6/1/21	10,065,000	2,314,950
Level 3 Financing, Inc.:
5.125% 5/1/23	14,440,000	14,873,200
5.25% 3/15/26 (c)	4,965,000	5,194,631
5.375% 1/15/24	12,255,000	12,852,431
5.375% 5/1/25	2,405,000	2,525,250
Millicom International Cellular SA 4.75% 5/22/20 (c)	2,000,000	2,001,900
Neptune Finco Corp.:
6.625% 10/15/25 (c)	14,865,000	16,017,038
10.125% 1/15/23 (c)	9,225,000	10,574,156
10.875% 10/15/25 (c)	10,735,000	12,559,950
Numericable Group SA:
6% 5/15/22 (c)	15,695,000	15,302,625
6.25% 5/15/24 (c)	6,895,000	6,614,891
7.375% 5/1/26 (c)	17,300,000	17,278,375
Sable International Finance Ltd. 6.875% 8/1/22 (c)	8,440,000	8,651,000
Sprint Capital Corp.:
6.875% 11/15/28	12,894,000	11,056,605
6.9% 5/1/19	17,538,000	17,340,698
Sprint Communications, Inc. 6% 11/15/22	16,860,000	14,463,857
Sprint Corp.:
7.125% 6/15/24	8,670,000	7,662,546
7.25% 9/15/21	20,180,000	18,830,563
7.875% 9/15/23	23,950,000	21,869,464
T-Mobile U.S.A., Inc.:
6% 4/15/24	9,970,000	10,639,884
6.125% 1/15/22	7,370,000	7,761,531
6.5% 1/15/26	4,370,000	4,732,710
6.625% 4/1/23	14,270,000	15,315,991
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,099,422
Wind Acquisition Finance SA:
4.75% 7/15/20 (c)	12,135,000	12,081,970
7.375% 4/23/21 (c)	5,325,000	5,298,375
		454,845,997
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)	11,415,000	8,789,550
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)	29,215,000	14,205,794
8.125% 2/15/19	19,951,000	9,476,725
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)	5,350,000	3,664,750
Teekay Corp.:
8.5% 1/15/20	13,210,000	11,360,600
8.5% 1/15/20 (c)	4,920,000	4,132,800
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (b)	15,050,000	2,859,500
		54,489,719
Utilities - 3.6%
Calpine Corp. 5.5% 2/1/24	2,425,000	2,418,938
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,330,000	10,990,100
Dynegy, Inc.:
7.375% 11/1/22	34,660,000	33,966,800
7.625% 11/1/24	51,075,000	49,542,750
GenOn Energy, Inc.:
9.5% 10/15/18	1,874,000	1,513,255
9.875% 10/15/20	1,732,000	1,229,720
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	6,670,000	5,702,850
7% 6/15/23	13,760,000	11,661,600
InterGen NV 7% 6/30/23 (c)	28,255,000	22,533,363
NRG Energy, Inc. 7.875% 5/15/21	1,585,000	1,644,438
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	8,844,982	9,464,131
PPL Energy Supply LLC:
4.6% 12/15/21	3,345,000	2,676,000
6.5% 6/1/25	5,640,000	4,963,200
RJS Power Holdings LLC 4.625% 7/15/19 (c)	15,985,000	15,145,788
RRI Energy, Inc. 7.875% 6/15/17	1,826,000	1,547,535
The AES Corp. 6% 5/15/26	9,475,000	9,984,281
		184,984,749

TOTAL NONCONVERTIBLE BONDS		4,054,601,757

TOTAL CORPORATE BONDS
(Cost $4,298,425,563)		4,056,054,893
	Shares	Value

Common Stocks - 0.6%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc.	180,386	5,943,719
Chassix Holdings, Inc. warrants(e)	48,708	422,298
General Motors Co.	141,723	4,469,943
General Motors Co. warrants 7/10/19 (e)	5,208	70,933
Motors Liquidation Co. GUC Trust (e)	49,155	543,654

TOTAL AUTOMOTIVE & AUTO PARTS		11,450,547

Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	1,707,264
Building Materials - 0.3%
Nortek, Inc. (e)	142,220	12,356,074
Metals/Mining - 0.0%
Aleris Corp. (e)(f)	46,900	506,989
Warrior Met Coal LLC Class A (f)	3,949	315,920

TOTAL METALS/MINING		822,909

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)(g)	520,065	520,065
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (c)(e)	419,352	2,911,469
Navios Maritime Holdings, Inc. (h)	771,100	724,834

TOTAL TRANSPORTATION EX AIR/RAIL		3,636,303

TOTAL COMMON STOCKS
(Cost $47,907,382)		30,493,162

Convertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.3%
Bank of America Corp. Series L 7.25% (e)	14,300	17,245,800
Energy - 0.2%
Chesapeake Energy Corp. Series A 5.75%	27,800	8,982,875
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $34,125,018)		26,228,675
	Principal Amount	Value

Bank Loan Obligations - 8.2%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (d)	5,171,668	5,158,118
Tranche D, term loan 3.75% 6/4/21 (d)	9,966,588	9,926,721

TOTAL AEROSPACE		15,084,839

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	2,105,528	2,073,945
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (d)	4,725,461	4,722,531
Cable/Satellite TV - 0.1%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (d)	1,486,266	1,489,060
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (d)	2,478,612	2,478,042
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (d)	3,421,338	3,422,194

TOTAL CABLE/SATELLITE TV		7,389,296

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	5,977,682	5,971,166
SRAM LLC. Tranche B, term loan 4.0176% 4/10/20 (d)	5,473,824	4,926,442

TOTAL CAPITAL GOODS		10,897,608

Chemicals - 0.2%
MacDermid, Inc. Tranche B 1LN, term loan 5.5% 6/7/20 (d)	3,979,487	3,979,487
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (d)	2,627,132	2,634,514
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	3,186,221	3,124,090

TOTAL CHEMICALS		9,738,091

Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (d)	4,360,000	4,373,647
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	5,015,618	4,998,615
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	6,480,000	6,247,433
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	7,240,000	3,158,450

TOTAL ENERGY		9,405,883

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	4,220,063	4,216,560
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	31,397,861	31,352,020
Food & Drug Retail - 0.2%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (d)	7,495,182	7,529,509
Tranche B 6LN, term loan 4.75% 6/22/23 (d)	2,875,000	2,892,365

TOTAL FOOD & DRUG RETAIL		10,421,874

Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	27,843,970	26,521,382
Healthcare - 0.5%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3811% 5/1/18 (d)	5,402,653	5,415,403
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	5,924,671	5,880,236
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (d)	5,144,875	5,164,168
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 4.75% 8/5/20 (d)	9,605,903	9,479,874

TOTAL HEALTHCARE		25,939,681

Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (d)	3,570,000	3,587,850
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	26,949,906	26,867,978
Services - 1.8%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (d)	12,464,011	12,199,150
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	7,897,892	7,910,213
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	9,491,469	9,370,452
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (d)	3,288,709	3,251,711
Tranche DD, term loan 4.0038% 11/8/20 (d)	571,282	564,855
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (d)	58,723,208	57,548,743

TOTAL SERVICES		90,845,124

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (d)	4,300,000	4,326,875
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	11,599,305	10,690,731
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (d)	23,221,415	16,462,357
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (d)	2,560,219	2,410,728
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	9,709,413	9,722,424
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	11,181,330	10,901,797

TOTAL SUPER RETAIL		50,188,037

Technology - 0.6%
Blue Coat Systems, Inc. Tranche B, term loan 6% 5/22/22 (d)	4,755,916	4,753,680
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	6,033,649	5,532,856
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	9,059,638	9,076,036
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	5,114,270	5,101,484
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	7,894,419	7,825,343

TOTAL TECHNOLOGY		32,289,399

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	11,882,571	11,708,016
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (d)	24,225,000	24,225,000
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (d)	2,251,786	2,255,546
Tranche B, term loan 5% 10/31/17 (d)	9,873,214	9,889,703

TOTAL UTILITIES		48,078,265

TOTAL BANK LOAN OBLIGATIONS
(Cost $429,238,599)		423,319,500

Preferred Securities - 5.1%
Banks & Thrifts - 5.1%
Bank of America Corp.:
6.1% (d)(i)	15,230,000	16,269,284
6.25% (d)(i)	5,190,000	5,567,862
Barclays Bank PLC 7.625% 11/21/22	18,860,000	21,363,071
Barclays PLC:
6.625% (d)(i)	27,135,000	25,634,741
8.25% (d)(i)	15,517,000	15,952,045
Citigroup, Inc.:
5.875% (d)(i)	47,450,000	48,738,036
6.3% (d)(i)	9,715,000	10,087,602
Credit Agricole SA:
6.625% (c)(d)(i)	5,565,000	5,342,517
7.875% (c)(d)(i)	17,001,000	16,972,877
8.125% (c)(d)(i)	4,855,000	5,151,693
Credit Suisse Group AG:
6.25% (c)(d)(i)	3,080,000	2,999,223
7.5% (c)(d)(i)	6,680,000	6,983,611
Deutsche Bank AG 7.5% (d)(i)	7,800,000	6,739,648
Goldman Sachs Group, Inc. 5.375% (d)(i)	7,215,000	7,412,893
JPMorgan Chase & Co.:
5.3% (d)(i)	10,465,000	10,912,379
6.125% (d)(i)	3,995,000	4,316,851
6.75% (d)(i)	3,065,000	3,555,094
Lloyds Banking Group PLC 7.5% (d)(i)	16,540,000	16,616,632
Royal Bank of Scotland Group PLC:
7.5% (d)(i)	14,215,000	13,895,472
8% (d)(i)	4,100,000	4,102,897
Societe Generale:
6% (c)(d)(i)	1,130,000	1,019,334
8% (c)(d)(i)	12,145,000	12,323,215
TOTAL PREFERRED SECURITIES
(Cost $257,941,840)		261,956,977
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (j)	284,878,437	284,878,437
Fidelity Securities Lending Cash Central Fund, 0.45% (j)(k)	430,406	430,406
TOTAL MONEY MARKET FUNDS
(Cost $285,308,843)		285,308,843
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $5,352,947,245)		5,083,362,050
NET OTHER ASSETS (LIABILITIES) - 1.4%		72,742,820
NET ASSETS - 100%		$5,156,104,870

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,037,534,653 or 39.5% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $822,909 or 0.0% of net assets.

 (g) Affiliated company

 (h) Security or a portion of the security is on loan at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris Corp.	3/11/11	$2,860,900
Warrior Met Coal LLC Class A	6/4/14 - 7/8/14	$7,623,332

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$210,607
Fidelity Securities Lending Cash Central Fund	6,987
Total	$217,594

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$754,094	$--	$--	$--	$520,065
Total	$754,094	$--	$--	$--	$520,065

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$10,906,893	$4,540,876	$--	$6,366,017
Energy	9,298,795	--	8,982,875	315,920
Financials	19,496,718	19,496,718	--	--
Industrials	15,992,377	13,080,908	--	2,911,469
Materials	506,989	--	--	506,989
Telecommunication Services	520,065	520,065	--	--
Corporate Bonds	4,056,054,893	--	4,056,054,883	10
Bank Loan Obligations	423,319,500	--	421,245,555	2,073,945
Preferred Securities	261,956,977	--	261,956,977	--
Money Market Funds	285,308,843	285,308,843	--	--
Total Investments in Securities:	$5,083,362,050	$322,947,410	$4,748,240,290	$12,174,350

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $5,338,115,836. Net unrealized depreciation aggregated $254,753,786, of which $157,936,710 related to appreciated investment securities and $412,690,496 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2016

FFH-QTLY-0916
1.819942.111

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.8%
	Principal Amount	Value
Aerospace - 0.3%
Orbital ATK, Inc. 5.5% 10/1/23	$1,995,000	$2,114,700
Air Transportation - 1.4%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,335,000	1,279,931
Allegiant Travel Co. 5.5% 7/15/19	3,555,000	3,723,863
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	82,510	91,587
5.5% 4/29/22	1,568,264	1,615,311
6.25% 10/11/21	1,649,382	1,768,962
9.25% 5/10/17	365,240	383,959
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	937,657	1,077,181
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	91,580	96,045
9.75% 1/15/17	451,342	464,882

TOTAL AIR TRANSPORTATION		10,501,721

Automotive & Auto Parts - 0.8%
Tenneco, Inc. 5% 7/15/26	570,000	582,825
The Goodyear Tire & Rubber Co. 5% 5/31/26	1,900,000	2,002,125
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,485,000	3,641,825

TOTAL AUTOMOTIVE & AUTO PARTS		6,226,775

Banks & Thrifts - 1.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,410,000	1,439,963
5.75% 11/20/25	1,540,000	1,603,525
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,115,346

TOTAL BANKS & THRIFTS		7,158,834

Broadcasting - 0.7%
AMC Networks, Inc. 5% 4/1/24	1,990,000	2,024,825
Sirius XM Radio, Inc. 5.375% 7/15/26 (a)	2,845,000	2,900,136

TOTAL BROADCASTING		4,924,961

Building Materials - 1.8%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	6,750,000	7,079,063
6% 10/15/25 (a)	1,585,000	1,715,763
Eagle Materials, Inc. 4.5% 8/1/26	900,000	914,625
Masco Corp. 4.375% 4/1/26	955,000	1,017,075
Standard Industries, Inc. 5.125% 2/15/21 (a)	1,930,000	2,016,850
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	400,000	410,136

TOTAL BUILDING MATERIALS		13,153,512

Cable/Satellite TV - 5.9%
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	11,745,000	12,126,713
5.5% 5/15/26 (a)	1,870,000	1,935,450
CCO Holdings LLC/CCO Holdings Capital Corp. 5.5% 5/1/26 (a)	5,000,000	5,218,750
Cogeco Communications, Inc. 4.875% 5/1/20 (a)	3,370,000	3,471,100
CSC Holdings LLC 6.75% 11/15/21	9,850,000	10,465,625
DISH DBS Corp.:
5.125% 5/1/20	3,155,000	3,229,931
7.75% 7/1/26 (a)	1,270,000	1,316,831
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	2,975,000	3,079,125
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	598,850
5.5% 8/15/26 (a)	2,035,000	2,047,719

TOTAL CABLE/SATELLITE TV		43,490,094

Consumer Products - 0.5%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	3,930,000	4,013,434
Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (a)(b)	3,565,000	3,596,194
3.8896% 5/15/21 (a)(b)	1,415,000	1,430,919
4.625% 5/15/23 (a)	840,000	845,250
Ball Corp. 5.25% 7/1/25	2,385,000	2,575,800

TOTAL CONTAINERS		8,448,163

Diversified Financial Services - 8.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,860,000	1,947,755
4.25% 7/1/20	1,470,000	1,545,338
4.625% 7/1/22	1,305,000	1,401,674
5% 10/1/21	2,995,000	3,266,048
Aircastle Ltd.:
5% 4/1/23	490,000	513,912
5.125% 3/15/21	1,340,000	1,430,450
FLY Leasing Ltd.:
6.375% 10/15/21	4,705,000	4,693,238
6.75% 12/15/20	7,040,000	7,180,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,379,000	2,361,158
5.875% 2/1/22	11,220,000	10,715,100
6% 8/1/20	7,325,000	7,306,688
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	580,000	467,625
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	2,430,000	1,968,300
International Lease Finance Corp. 6.25% 5/15/19	2,410,000	2,641,963
MSCI, Inc. 5.25% 11/15/24 (a)	1,370,000	1,452,200
Navient Corp.:
5% 10/26/20	150,000	146,250
5.875% 3/25/21	2,230,000	2,207,700
5.875% 10/25/24	570,000	525,825
6.625% 7/26/21	595,000	600,950
SLM Corp.:
4.875% 6/17/19	4,185,000	4,205,925
5.5% 1/15/19	3,080,000	3,164,700
5.5% 1/25/23	2,900,000	2,689,750

TOTAL DIVERSIFIED FINANCIAL SERVICES		62,433,349

Energy - 11.5%
Antero Resources Corp.:
5.125% 12/1/22	5,421,000	5,055,083
5.625% 6/1/23 (Reg. S)	3,565,000	3,373,381
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,426,675
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	1,000,000	1,045,000
Concho Resources, Inc. 5.5% 4/1/23	1,500,000	1,481,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,760,000	1,496,000
Energy Transfer Equity LP:
5.5% 6/1/27	3,045,000	2,959,436
5.875% 1/15/24	2,025,000	2,031,257
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,265,000	3,289,488
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,495,000	2,320,350
5.75% 10/1/25 (a)	1,015,000	959,175
7.625% 4/15/21 (a)	185,000	189,163
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,945,000	1,969,313
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,265,000	1,312,438
Pride International, Inc. 6.875% 8/15/20	1,480,000	1,403,225
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	8,210,000	8,476,825
5.625% 3/1/25	9,925,000	10,132,830
5.75% 5/15/24	7,460,000	7,646,500
5.875% 6/30/26 (a)	1,270,000	1,303,338
6.25% 3/15/22	1,075,000	1,124,719
Southwestern Energy Co. 5.8% 1/23/20 (b)	975,000	950,625
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,595,000	1,614,938
6.375% 4/1/23 (a)	3,330,000	3,388,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,112,050
5% 1/15/18	4,920,000	4,956,900
5.25% 5/1/23	1,445,000	1,412,488
6.75% 3/15/24 (a)	1,875,000	1,954,688
6.875% 2/1/21	940,000	963,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	510,000	541,875
5.875% 10/1/20	545,000	558,625
6.125% 10/15/21	575,000	598,058
6.25% 10/15/22	1,010,000	1,050,400
The Williams Companies, Inc.:
3.7% 1/15/23	1,385,000	1,263,813
4.55% 6/24/24	1,850,000	1,762,125
Transocean, Inc. 6.8% 3/15/38	755,000	445,450
Weatherford International Ltd.:
7.75% 6/15/21	950,000	897,454
8.25% 6/15/23	1,275,000	1,188,938

TOTAL ENERGY		84,655,648

Environmental - 0.7%
Covanta Holding Corp. 5.875% 3/1/24	5,175,000	5,149,125
Food & Drug Retail - 0.4%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	310,000	316,588
Tesco PLC 6.15% 11/15/37 (a)	2,750,000	2,663,018

TOTAL FOOD & DRUG RETAIL		2,979,606

Food/Beverage/Tobacco - 5.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	2,000,000	1,920,000
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,544,220
ESAL GmbH 6.25% 2/5/23 (a)	13,060,000	12,798,800
JBS Investments GmbH:
7.25% 4/3/24 (a)	385,000	396,743
7.75% 10/28/20 (a)	3,020,000	3,201,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (a)	4,470,000	4,447,650
7.25% 6/1/21 (a)	965,000	996,363
7.25% 6/1/21 (a)	2,100,000	2,168,250
Minerva Luxembourg SA 7.75% 1/31/23 (a)	1,891,000	1,995,005
Vector Group Ltd. 7.75% 2/15/21	8,250,000	8,631,563

TOTAL FOOD/BEVERAGE/TOBACCO		38,099,794

Gaming - 5.4%
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,060,000	1,103,725
5.375% 4/15/26	330,000	351,863
MCE Finance Ltd. 5% 2/15/21 (a)	11,290,000	11,404,323
Scientific Games Corp. 7% 1/1/22 (a)	7,855,000	8,169,200
Wynn Macau Ltd. 5.25% 10/15/21 (a)	18,280,000	18,325,700

TOTAL GAMING		39,354,811

Healthcare - 2.2%
Centene Corp. 4.75% 5/15/22	1,690,000	1,740,700
HCA Holdings, Inc.:
5% 3/15/24	1,385,000	1,454,250
5.25% 6/15/26	3,540,000	3,752,400
HealthSouth Corp. 5.125% 3/15/23	355,000	356,775
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	285,000	285,713
5.5% 4/15/25 (a)	270,000	249,075
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	270,000	283,838
6.375% 3/1/24	880,000	959,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	620,000	624,650
5.5% 2/1/21	2,570,000	2,679,225
Teleflex, Inc. 4.875% 6/1/26	2,155,000	2,203,488
Universal Health Services, Inc. 4.75% 8/1/22 (a)	1,200,000	1,236,000

TOTAL HEALTHCARE		15,825,314

Homebuilders/Real Estate - 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	10,000	9,900
CalAtlantic Group, Inc. 5.25% 6/1/26	2,000,000	2,020,000
CBRE Group, Inc. 5% 3/15/23	3,805,000	3,979,490
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,505,000	1,561,438
Lennar Corp. 4.875% 12/15/23	2,500,000	2,581,250
Meritage Homes Corp. 6% 6/1/25	1,365,000	1,422,166
PulteGroup, Inc.:
4.25% 3/1/21	1,340,000	1,385,225
5% 1/15/27	895,000	893,881
VEREIT Operating Partnership LP:
4.125% 6/1/21	650,000	676,000
4.875% 6/1/26	650,000	682,500

TOTAL HOMEBUILDERS/REAL ESTATE		15,211,850

Leisure - 0.2%
Speedway Motorsports, Inc. 5.125% 2/1/23	1,395,000	1,426,388
Metals/Mining - 0.7%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,460,000	1,248,300
3.875% 3/15/23	1,680,000	1,444,884
4.55% 11/14/24	170,000	145,775
Lundin Mining Corp. 7.5% 11/1/20 (a)	1,885,000	1,989,052

TOTAL METALS/MINING		4,828,011

Publishing/Printing - 0.4%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,205,000	2,171,925
7% 2/15/22	630,000	639,450

TOTAL PUBLISHING/PRINTING		2,811,375

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	595,000	621,775
5.25% 6/1/26 (a)	595,000	629,581

TOTAL RESTAURANTS		1,251,356

Services - 3.9%
APX Group, Inc. 6.375% 12/1/19	18,455,000	18,916,352
Aramark Services, Inc.:
4.75% 6/1/26 (a)	950,000	959,500
5.125% 1/15/24 (a)	950,000	980,875
United Rentals North America, Inc.:
4.625% 7/15/23	5,282,000	5,387,640
5.5% 7/15/25	2,020,000	2,076,580
5.875% 9/15/26	405,000	420,694

TOTAL SERVICES		28,741,641

Steel - 2.5%
Steel Dynamics, Inc.:
5.125% 10/1/21	11,445,000	11,902,800
5.25% 4/15/23	1,045,000	1,094,638
5.5% 10/1/24	575,000	609,500
6.125% 8/15/19	4,845,000	5,002,463

TOTAL STEEL		18,609,401

Super Retail - 0.7%
L Brands, Inc.:
6.75% 7/1/36	3,280,000	3,437,866
6.875% 11/1/35	870,000	922,635
Sally Holdings LLC 5.625% 12/1/25	700,000	752,500

TOTAL SUPER RETAIL		5,113,001

Technology - 6.7%
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,915,000	1,857,550
Lucent Technologies, Inc.:
6.45% 3/15/29	7,325,000	7,782,813
6.5% 1/15/28	485,000	509,250
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,760,000	1,575,200
5.25% 1/15/24 (a)	580,000	520,550
5.5% 2/1/25	615,000	551,963
5.625% 1/15/26 (a)	2,825,000	2,507,188
NCR Corp.:
4.625% 2/15/21	475,000	478,563
5% 7/15/22	1,465,000	1,468,663
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	5,360,000	5,494,000
6% 7/1/24 (a)	1,710,000	1,769,850
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (a)	4,490,000	4,624,700
4.625% 6/15/22 (a)	1,560,000	1,602,900
4.625% 6/1/23 (a)	905,000	937,245
Open Text Corp. 5.875% 6/1/26 (a)	4,225,000	4,391,423
Qorvo, Inc.:
6.75% 12/1/23 (a)	5,730,000	6,159,750
7% 12/1/25 (a)	2,986,000	3,236,078
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	1,505,000	1,553,913
Sensata Technologies BV 5% 10/1/25 (a)	1,170,000	1,199,250
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,220,000	1,319,125

TOTAL TECHNOLOGY		49,539,974

Telecommunications - 12.2%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,682,250
6.625% 2/15/23 (a)	4,860,000	4,869,137
7.5% 5/15/26 (a)	3,400,000	3,434,000
Columbus International, Inc. 7.375% 3/30/21 (a)	8,764,000	9,353,028
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,750,000	5,563,125
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (a)	1,790,000	1,785,525
6.625% 8/1/26 (a)	1,790,000	1,776,575
Millicom International Cellular SA 6% 3/15/25 (a)	5,735,000	5,916,083
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,025,000	5,150,625
Sprint Communications, Inc.:
7% 3/1/20 (a)	11,560,000	12,268,050
9% 11/15/18 (a)	8,405,000	9,108,919
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,980,509
6.375% 3/1/25	6,210,000	6,644,700
6.5% 1/15/24	2,535,000	2,712,450
6.5% 1/15/26	1,175,000	1,272,525
6.625% 4/1/23	1,755,000	1,883,642
6.731% 4/28/22	1,340,000	1,403,650
Telecom Italia Capital SA:
6% 9/30/34	2,590,000	2,538,200
6.375% 11/15/33	1,810,000	1,841,675
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	658,125
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	4,070,000	4,052,214

TOTAL TELECOMMUNICATIONS		89,895,007

Utilities - 5.8%
Calpine Corp. 5.25% 6/1/26 (a)	2,755,000	2,782,550
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,520,000	7,294,400
DPL, Inc. 6.75% 10/1/19	2,580,000	2,560,650
NRG Energy, Inc. 6.625% 1/15/27 (a)(c)	1,265,000	1,250,769
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	10,427,564	11,157,494
PPL Energy Supply LLC 6.5% 6/1/25	530,000	466,400
RJS Power Holdings LLC 4.625% 7/15/19 (a)	5,975,000	5,661,313
The AES Corp.:
3.6731% 6/1/19 (b)	532,000	530,670
4.875% 5/15/23	1,770,000	1,796,550
6% 5/15/26	1,455,000	1,533,206
7.375% 7/1/21	6,925,000	7,859,875

TOTAL UTILITIES		42,893,877

TOTAL NONCONVERTIBLE BONDS
(Cost $595,090,230)		608,851,722

Bank Loan Obligations - 4.8%
Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,502,798	1,496,787
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	2,578,950	2,573,302
Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,074,800	2,087,249
UPC Broadband Holding BV term loan 7/29/24 (d)	1,960,000	1,952,650

TOTAL CABLE/SATELLITE TV		4,039,899

Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,589,445	1,592,433
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	390,000	392,356
Pizza Hut Holdings LLC Tranche B, term loan 3.2321% 6/16/23 (b)	195,000	195,854

TOTAL FOOD & DRUG RETAIL		588,210

Gaming - 0.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	2,438,641	2,445,762
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,635,100	1,633,056

TOTAL GAMING		4,078,818

Healthcare - 1.3%
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	9,462,638	9,341,989
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	151,900	148,103
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	390,000	391,755
Services - 0.6%
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	3,616,866	3,576,177
Tranche DD, term loan 4.0038% 11/8/20 (b)	900,956	890,820

TOTAL SERVICES		4,466,997

Super Retail - 0.2%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,469,000	1,470,968
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,035,361	3,976,081
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,477,575	1,478,801

TOTAL UTILITIES		5,454,882

TOTAL BANK LOAN OBLIGATIONS
(Cost $35,260,400)		35,644,143

Preferred Securities - 9.6%
Banks & Thrifts - 9.2%
Bank of America Corp.:
6.1% (b)(e)	2,835,000	3,028,458
6.25% (b)(e)	10,440,000	11,200,092
6.5% (b)(e)	3,150,000	3,495,349
Barclays Bank PLC 7.625% 11/21/22	10,410,000	11,791,599
Barclays PLC 6.625% (b)(e)	2,490,000	2,352,331
BNP Paribas SA 7.375% (a)(b)(e)	1,795,000	1,890,544
Citigroup, Inc.:
5.875% (b)(e)	3,785,000	3,887,744
5.95% (b)(e)	12,010,000	12,518,160
5.95% (b)(e)	1,070,000	1,102,059
6.125% (b)(e)	2,475,000	2,605,587
6.3% (b)(e)	3,160,000	3,281,196
Credit Agricole SA:
6.625% (a)(b)(e)	5,703,000	5,475,000
7.875% (a)(b)(e)	1,295,000	1,292,858
Goldman Sachs Group, Inc. 5.375% (b)(e)	1,350,000	1,387,028
JPMorgan Chase & Co.:
6.1% (b)(e)	985,000	1,067,822
6.75% (b)(e)	1,310,000	1,519,469

TOTAL BANKS & THRIFTS		67,895,296

Diversified Financial Services - 0.4%
American Express Co. 4.9% (b)(e)	2,535,000	2,493,193
TOTAL PREFERRED SECURITIES
(Cost $67,986,926)		70,388,489
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.42% (f)
(Cost $14,495,196)	14,495,196	14,495,196
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $712,832,752)		729,379,550
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,180,903
NET ASSETS - 100%		$735,560,453

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,021,684 or 39.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,221
Total	$32,221

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$608,851,722	$--	$608,851,722	$--
Bank Loan Obligations	35,644,143	--	35,644,143	--
Preferred Securities	70,388,489	--	70,388,489	--
Money Market Funds	14,495,196	14,495,196	--	--
Total Investments in Securities:	$729,379,550	$14,495,196	$714,884,354	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $711,984,141. Net unrealized appreciation aggregated $17,395,409, of which $22,479,911 related to appreciated investment securities and $5,084,502 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

July 31, 2016

CAI-QTLY-0916
1.804853.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 68.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,426	$728
Nonconvertible Bonds - 68.0%
Aerospace - 0.6%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (a)	10,820	11,510
KLX, Inc. 5.875% 12/1/22 (a)	27,955	28,304
TransDigm, Inc. 6.375% 6/15/26 (a)	10,825	11,123
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,314
		60,251
Air Transportation - 0.4%
Air Canada 5.375% 11/15/22 (a)	2,783	2,825
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,509
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	1,773	1,866
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	8,739	10,039
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,247	4,098
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,623	1,741
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	10,113	11,983
Series 2012-2 Class B, 6.75% 12/3/22	3,060	3,328
Series 2013-1 Class B, 5.375% 5/15/23	4,184	4,278
		43,667
Automotive - 0.1%
International Automotive Components Group SA 9.125% 6/1/18 (a)	14,445	14,264
Automotive & Auto Parts - 0.7%
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,769
6% 9/15/23	7,475	7,755
Exide Technologies 11% 4/30/20 pay-in-kind	2,330	1,896
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,896
Lear Corp. 4.75% 1/15/23	12,337	12,769
LKQ Corp. 4.75% 5/15/23	2,190	2,195
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,458
Schaeffler Finance BV 4.75% 5/15/21 (a)	9,740	10,069
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (a)(b)	7,240	7,530
6.75% 11/15/22 pay-in-kind (a)(b)	2,819	3,122
Tenneco, Inc. 5% 7/15/26	8,345	8,533
		75,992
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,581
4.625% 3/30/25	37,190	38,120
5.125% 9/30/24	85,095	90,520
8% 11/1/31	179,366	218,374
General Motors Acceptance Corp. 8% 11/1/31	20,638	25,127
		394,722
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	6,078
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (b)	11,786	4,863
Sirius XM Radio, Inc.:
4.25% 5/15/20 (a)	12,765	13,020
4.625% 5/15/23 (a)	4,925	4,925
5.25% 8/15/22 (a)	15,410	16,181
5.375% 4/15/25 (a)	12,000	12,326
5.375% 7/15/26 (a)	11,315	11,534
		68,927
Building Materials - 0.1%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	3,005	3,103
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	5,535	5,675
		8,778
Cable/Satellite TV - 2.7%
Altice SA:
7.625% 2/15/25 (a)	30,480	29,985
7.75% 5/15/22 (a)	67,520	68,492
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	19,460	20,092
5.5% 5/15/26 (a)	11,375	11,773
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	31,719
5.125% 5/1/23 (a)	14,050	14,524
5.375% 5/1/25 (a)	14,050	14,612
5.5% 5/1/26 (a)	17,605	18,375
5.75% 9/1/23	9,495	9,922
5.75% 1/15/24	11,275	11,895
5.75% 2/15/26 (a)	20,340	21,459
Lynx I Corp. 5.375% 4/15/21 (a)	5,639	5,864
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,642
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	6,335	6,636
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,058
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (a)(b)	2,757	2,757
		280,805
Capital Goods - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22	5,745	6,047
5.875% 10/15/24	4,925	5,282
		11,329
Chemicals - 1.8%
Chemtura Corp. 5.75% 7/15/21	5,030	5,168
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (a)	7,250	7,903
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	66,616
4.69% 4/24/22	28,622	20,035
10% 10/15/20 (c)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	85,120	0
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	4,220
Platform Specialty Products Corp.:
6.5% 2/1/22 (a)	10,570	9,169
10.375% 5/1/21 (a)	3,490	3,507
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	11,261
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (a)	4,750	5,023
Valvoline Finco Two LLC 5.5% 7/15/24 (a)	4,170	4,347
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	33,275	35,188
5.625% 10/1/24 (a)	7,315	7,845
		180,282
Consumer Products - 0.6%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	7,486
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	38,311
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	11,680	12,644
6.375% 11/15/20	2,820	2,943
6.625% 11/15/22	3,335	3,539
		64,923
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	35,307	35,994
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	11,410	11,481
6% 6/30/21 (a)	7,260	7,387
6.25% 1/31/19 (a)	12,530	12,812
6.75% 1/31/21 (a)	12,465	12,824
7% 11/15/20 (a)	1,029	1,034
7.25% 5/15/24 (a)	20,265	21,380
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (a)	12,250	12,265
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	4,335	4,156
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,390
7.5% 12/15/96	12,871	13,128
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)(d)	22,890	23,605
6.875% 2/15/21	15,185	15,792
7% 7/15/24 (a)	6,635	7,012
8.25% 2/15/21 (b)	18,196	18,924
9.875% 8/15/19	564	580
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,304
		209,068
Diversified Financial Services - 7.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,937
4.5% 5/15/21	20,650	22,044
4.625% 7/1/22	26,885	28,877
5% 10/1/21	5,730	6,249
Aircastle Ltd.:
5% 4/1/23	6,445	6,760
5.5% 2/15/22	10,600	11,342
7.625% 4/15/20	7,830	8,926
CIT Group, Inc.:
5% 8/15/22	17,330	18,240
5.375% 5/15/20	21,665	22,965
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	73,165	69,873
6% 8/1/20	60,435	60,284
International Lease Finance Corp.:
4.625% 4/15/21	4,735	5,066
5.875% 4/1/19	57,115	62,113
5.875% 8/15/22	49,155	56,037
6.25% 5/15/19	19,055	20,889
8.25% 12/15/20	45,847	55,360
8.625% 1/15/22	49,205	61,632
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	7,129
5.75% 8/15/25 (a)	7,185	7,826
Navient Corp.:
5% 10/26/20	7,625	7,434
5.875% 10/25/24	28,294	26,101
6.625% 7/26/21	8,300	8,383
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	61,805	65,977
SLM Corp.:
5.5% 1/25/23	64,245	59,587
6.125% 3/25/24	9,105	8,604
7.25% 1/25/22	27,665	28,115
8% 3/25/20	15,115	16,135
Springleaf Financial Corp.:
7.75% 10/1/21	1,715	1,702
8.25% 12/15/20	8,550	8,849
		774,436
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	25,528	28,081
8.5% 7/15/29	16,125	17,738
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,363
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,532
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,410	2,488
		71,202
Electric Utilities No Longer Use - 0.2%
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,021
4.4% 4/1/24	8,560	8,340
		16,361
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,609
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (a)	18,325	21,120
Antero Resources Corp.:
5.125% 12/1/22	840	783
5.625% 6/1/23 (Reg. S)	10,850	10,267
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,582
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,012
Chaparral Energy, Inc. 9.875% 10/1/20 (c)	3,940	2,147
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (a)	13,100	13,690
Chesapeake Energy Corp. 8% 12/15/22 (a)	42,695	37,145
Citgo Holding, Inc. 10.75% 2/15/20 (a)	14,260	14,082
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	6,943
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	17,535
6.25% 4/1/23	9,260	8,612
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	17,825
Denbury Resources, Inc.:
4.625% 7/15/23	11,210	6,950
5.5% 5/1/22	15,110	9,595
6.375% 8/15/21	9,545	6,347
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	5,841
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	10,500
Energy Transfer Equity LP 5.5% 6/1/27	16,735	16,265
Ensco PLC:
4.5% 10/1/24	12,210	8,394
5.2% 3/15/25	7,540	5,127
5.75% 10/1/44	10,983	6,425
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,145	584
9.375% 5/1/20	10,025	5,714
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	5,434
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,268
Forbes Energy Services Ltd. 9% 6/15/19 (c)	10,305	4,070
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	12,934
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,608
Goodrich Petroleum Corp. 8.875% 3/15/18 (c)	3,937	187
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	143
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (a)	7,700	8,027
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	9,226
5.75% 10/1/25 (a)	11,285	10,664
7.625% 4/15/21 (a)	10,609	10,848
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	7,145	7,234
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	5,321
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	25,855	19,391
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	9,390	9,132
MPLX LP:
4.875% 12/1/24 (a)	16,745	16,582
5.5% 2/15/23 (a)	7,055	7,269
Newfield Exploration Co.:
5.375% 1/1/26	9,245	8,829
5.625% 7/1/24	1,550	1,531
Noble Holding International Ltd.:
3.95% 3/15/22	4,155	3,073
4.625% 3/1/21	2,865	2,379
6.2% 8/1/40	4,305	2,669
6.95% 4/1/25 (b)	9,635	7,853
7.95% 4/1/45 (b)	2,130	1,555
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,556
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (a)	21,310	20,351
8.25% 2/15/20	19,835	20,579
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,455
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)	23,570	1,886
Plains Exploration & Production Co. 6.75% 2/1/22	16,510	16,056
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,659
Range Resources Corp. 5% 3/15/23	18,145	16,693
Rice Energy, Inc.:
6.25% 5/1/22	20,020	19,520
7.25% 5/1/23	9,808	9,833
RSP Permian, Inc. 6.625% 10/1/22	4,715	4,833
Sabine Pass Liquefaction LLC 5.875% 6/30/26 (a)	17,145	17,595
SemGroup Corp. 7.5% 6/15/21	8,325	7,992
SM Energy Co. 5.625% 6/1/25	5,480	4,548
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	27,188
8% 3/1/32	12,475	15,375
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,683
Southwestern Energy Co. 4.1% 3/15/22	17,110	15,142
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,124
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (a)	16,355	16,682
6.375% 4/1/23 (a)	7,815	7,952
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	11,831
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,556
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	13,745	13,797
6.125% 6/15/25 (a)	7,915	7,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	2,890	3,006
6.375% 5/1/24	4,570	4,819
Trinidad Drilling Ltd. 7.875% 1/15/19 (a)	4,031	3,764
Unit Corp. 6.625% 5/15/21	2,202	1,707
Weatherford International Ltd.:
7.75% 6/15/21	19,980	18,875
8.25% 6/15/23	19,965	18,617
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	13,025	12,927
Western Refining, Inc. 6.25% 4/1/21	27,830	25,882
WPX Energy, Inc. 6% 1/15/22	16,060	14,534
		819,213
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.75% 6/15/25	16,960	16,960
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,457
5.625% 2/15/24	2,570	2,711
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	10,067
5.125% 12/15/22	2,845	2,937
		35,132
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	6,005
5.25% 8/1/20	7,105	7,297
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,736
7.25% 12/1/20	12,151	12,591
		33,629
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (a)	14,645	15,560
Albertsons, Inc.:
7.45% 8/1/29	13,240	12,942
8% 5/1/31	12,364	12,302
8.7% 5/1/30	1,710	1,736
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (a)(b)	15,260	7,897
9.25% 2/15/19 (a)	24,122	19,931
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	16,350	16,697
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	11,295	9,827
		96,892
Food/Beverage/Tobacco - 1.9%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,866
Constellation Brands, Inc. 4.75% 11/15/24	10,985	11,946
ESAL GmbH 6.25% 2/5/23 (a)	28,980	28,400
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	2,938
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	38,974
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	19,554
5.875% 7/15/24 (a)	6,030	6,000
7.25% 6/1/21 (a)	7,350	7,589
8.25% 2/1/20 (a)	7,110	7,377
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	13,985	14,160
Post Holdings, Inc.:
5% 8/15/26 (a)	17,030	16,977
6% 12/15/22 (a)	6,040	6,372
7.375% 2/15/22	5,200	5,568
7.75% 3/15/24 (a)	9,195	10,172
8% 7/15/25 (a)	4,595	5,273
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (a)	2,915	3,075
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,289
		199,530
Gaming - 1.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	73,630	73,078
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (a)	6,770	7,251
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (a)(b)	2,741	2,748
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	38,815	39,203
11% 10/1/21	45,710	46,567
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/2015 (a)(c)	1,990	0
		168,847
Healthcare - 3.7%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	5,121
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,855
AmSurg Corp. 5.625% 7/15/22	10,945	11,492
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,850
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,922
5.25% 6/15/26	14,055	14,898
5.375% 2/1/25	22,530	23,445
5.875% 5/1/23	33,560	35,909
5.875% 2/15/26	29,610	31,683
7.5% 2/15/22	10,725	12,173
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,472
5.75% 11/1/24	22,135	22,965
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	5,965
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	13,086
InVentiv Health, Inc. 10% 8/15/18	2,237	2,223
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,971
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	23,185	23,649
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	6,095	6,503
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	4,030	4,237
6.375% 2/15/22	9,445	9,917
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	8,902
Quorum Health Corp. 11.625% 4/15/23 (a)	7,745	7,861
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	12,857	13,387
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	4,982
Surgery Center Holdings, Inc. 8.875% 4/15/21 (a)	11,400	12,141
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	19,322
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	42,000	34,965
6.75% 8/15/21 (a)	2,029	1,821
Vizient, Inc. 10.375% 3/1/24 (a)	12,515	14,111
		379,828
Homebuilders/Real Estate - 1.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	6,410
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	5,110
CBRE Group, Inc. 5% 3/15/23	35,255	36,872
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	12,027
4.75% 2/15/23	9,110	9,679
5.75% 8/15/23	4,935	5,503
Howard Hughes Corp. 6.875% 10/1/21 (a)	24,190	25,097
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	3,545	3,598
6.125% 4/1/25 (a)	3,545	3,618
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	15,008
5.875% 4/15/23 (a)	8,405	8,657
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	24,551
5.625% 1/15/24	3,075	3,290
5.875% 2/15/22	1,030	1,120
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,842
5.875% 6/15/24	16,130	16,614
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,236
		189,232
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,301
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,287
6% 6/1/25	22,215	22,937
Playa Resorts Holding BV 8% 8/15/20 (a)	11,880	12,073
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21	8,675	8,870
		55,468
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	28,500	28,393
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	22,677
		51,070
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	3,562
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	7,365	7,126
		10,688
Metals/Mining - 1.8%
Aleris International, Inc. 6% 6/1/20 (a)	151	151
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	3,500	3,684
First Quantum Minerals Ltd.:
6.75% 2/15/20 (a)	15,045	13,849
7% 2/15/21 (a)	5,040	4,497
7.25% 5/15/22 (a)	7,715	6,808
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (a)	8,540	9,565
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	4,865
3.875% 3/15/23	17,075	14,685
5.4% 11/14/34	2,845	2,205
5.45% 3/15/43	21,910	16,816
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	6,445	7,025
Lundin Mining Corp.:
7.5% 11/1/20 (a)	3,930	4,147
7.875% 11/1/22 (a)	570	611
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (a)	40	0
New Gold, Inc. 7% 4/15/20 (a)	3,050	3,153
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)	3,255	2,995
Teck Resources Ltd.:
5.2% 3/1/42	2,855	1,977
5.4% 2/1/43	7,415	5,153
8% 6/1/21 (a)	20,280	21,649
8.5% 6/1/24 (a)	53,315	57,980
		181,815
Paper - 0.4%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,932
Mercer International, Inc.:
7% 12/1/19	7,655	7,751
7.75% 12/1/22	11,110	11,388
NewPage Corp.:
0% 5/1/12 (b)(c)	6,337	0
11.375% 12/31/14 (c)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21(a)(d)	17,025	16,940
		39,011
Publishing/Printing - 0.9%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	19,915	20,836
Cenveo Corp. 6% 8/1/19 (a)	6,545	5,694
Gannett Co., Inc.:
4.875% 9/15/21 (a)	8,440	8,757
5.5% 9/15/24 (a)	8,440	8,841
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	18,865	19,808
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	23,575	23,752
		87,688
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (a)	8,800	9,196
5.25% 6/1/26 (a)	8,800	9,311
Landry's Acquisition Co. 9.375% 5/1/20 (a)	1,820	1,916
		20,423
Services - 1.2%
APX Group, Inc.:
7.875% 12/1/22 (a)	11,385	11,983
8.75% 12/1/20	19,025	18,074
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,923
Everi Payments, Inc. 10% 1/15/22	11,085	9,921
Garda World Security Corp.:
7.25% 11/15/21 (a)	4,645	3,995
7.25% 11/15/21 (a)	2,745	2,361
Laureate Education, Inc. 10% 9/1/19 (a)	61,085	54,824
NES Rentals Holdings, Inc. 7.875% 5/1/18 (a)	3,020	2,945
The GEO Group, Inc. 6% 4/15/26	4,380	4,495
TMS International Corp. 7.625% 10/15/21 (a)	2,170	1,562
		124,083
Steel - 0.3%
JMC Steel Group, Inc. 9.875% 6/15/23 (a)	7,500	7,875
United States Steel Corp. 8.375% 7/1/21 (a)	24,580	26,823
		34,698
Super Retail - 1.1%
CST Brands, Inc. 5% 5/1/23	2,640	2,713
Hanesbrands, Inc.:
4.625% 5/15/24 (a)	5,710	5,853
4.875% 5/15/26 (a)	5,710	5,838
L Brands, Inc.:
5.625% 2/15/22	14,745	16,256
5.625% 10/15/23	10,310	11,416
6.875% 11/1/35	13,095	13,887
Netflix, Inc.:
5.375% 2/1/21 (a)	7,725	8,250
5.75% 3/1/24	12,225	12,959
5.875% 2/15/25	27,663	29,599
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,590
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,095
		111,456
Technology - 4.4%
Activision Blizzard, Inc. 6.125% 9/15/23 (a)	16,390	17,886
ADT Corp. 6.25% 10/15/21	32,065	34,991
BMC Software Finance, Inc. 8.125% 7/15/21 (a)	9,134	7,444
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,266
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	11,149
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	4,722
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	19,521
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,311
Flextronics International Ltd. 5% 2/15/23	12,150	13,031
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (a)(b)	3,910	3,666
Lucent Technologies, Inc.:
6.45% 3/15/29	53,529	56,875
6.5% 1/15/28	19,936	20,933
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	4,014
5.25% 1/15/24 (a)	9,585	8,603
5.5% 2/1/25	30,765	27,612
5.625% 1/15/26 (a)	8,440	7,491
5.875% 2/15/22	6,735	6,499
7.5% 9/15/23 (a)	10,485	11,465
Microsemi Corp. 9.125% 4/15/23 (a)	4,575	5,193
Nuance Communications, Inc. 5.375% 8/15/20 (a)	5,080	5,207
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (a)	5,175	5,317
5.75% 2/15/21 (a)	9,665	10,052
5.75% 3/15/23 (a)	15,325	16,091
Open Text Corp. 5.875% 6/1/26 (a)	8,535	8,871
Parametric Technology Corp. 6% 5/15/24	3,490	3,714
Qorvo, Inc.:
6.75% 12/1/23 (a)	8,570	9,213
7% 12/1/25 (a)	25,960	28,134
Sensata Technologies BV:
4.875% 10/15/23 (a)	5,010	5,160
5% 10/1/25 (a)	11,210	11,490
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	11,535	12,472
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	29,985	32,365
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,296
VeriSign, Inc.:
4.625% 5/1/23	8,755	9,007
5.25% 4/1/25	11,005	11,500
		448,561
Telecommunications - 12.3%
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	27,502
6.625% 2/15/23 (a)	20,740	20,779
7.5% 5/15/26 (a)	21,660	21,877
Altice Finco SA:
8.125% 1/15/24 (a)	21,880	22,154
9.875% 12/15/20 (a)	10,945	11,711
Citizens Communications Co.:
7.875% 1/15/27	9,275	8,119
9% 8/15/31	13,178	12,354
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,532
Digicel Group Ltd.:
6% 4/15/21 (a)	2,020	1,876
6.75% 3/1/23 (a)	1,900	1,761
7% 2/15/20 (a)	2,110	2,036
7.125% 4/1/22 (a)	68,195	56,240
8.25% 9/30/20 (a)	41,534	37,900
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	6,240	6,224
Frontier Communications Corp. 11% 9/15/25	22,810	24,350
GCI, Inc. 6.875% 4/15/25	10,905	11,314
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	36,261
7.25% 10/15/20	39,625	28,827
7.5% 4/1/21	21,110	14,988
8% 2/15/24 (a)	28,225	26,955
j2 Global, Inc. 8% 8/1/20	7,245	7,567
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	12,070
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,577
5.375% 5/1/25	11,240	11,802
Millicom International Cellular SA:
4.75% 5/22/20 (a)	5,180	5,185
6% 3/15/25 (a)	10,745	11,084
6.625% 10/15/21 (a)	6,275	6,549
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	23,877
10.125% 1/15/23 (a)	22,930	26,284
10.875% 10/15/25 (a)	54,425	63,677
Numericable Group SA:
6% 5/15/22 (a)	122,140	119,087
6.25% 5/15/24 (a)	75,510	72,442
7.375% 5/1/26 (a)	44,795	44,739
Sable International Finance Ltd. 6.875% 8/1/22 (a)	35,980	36,880
Sprint Capital Corp.:
6.875% 11/15/28	11,304	9,693
8.75% 3/15/32	8,446	7,876
Sprint Communications, Inc. 6% 11/15/22	28,255	24,239
Sprint Corp.:
7.125% 6/15/24	56,633	50,052
7.625% 2/15/25	32,350	28,872
7.875% 9/15/23	29,545	26,978
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,822
6% 4/15/24	17,090	18,238
6.375% 3/1/25	76,286	81,626
6.5% 1/15/24	50,680	54,228
6.625% 4/1/23	46,480	49,887
6.731% 4/28/22	11,245	11,779
6.836% 4/28/23	13,357	14,259
U.S. West Communications:
7.25% 9/15/25	1,480	1,614
7.25% 10/15/35	5,745	5,835
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	12,020
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	11,035	11,476
		1,263,074
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,850	2,195
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	6,973
Teekay Corp.:
8.5% 1/15/20	10,097	8,683
8.5% 1/15/20 (a)	11,540	9,694
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (c)	1,065	202
		27,747
Utilities - 3.5%
Dynegy, Inc.:
7.375% 11/1/22	36,240	35,515
7.625% 11/1/24	41,495	40,250
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)	7,994	5,196
11.25% 11/1/17 pay-in-kind (b)(c)	147	96
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)	74,350	88,291
12.25% 3/1/22 (a)(c)	83,211	99,957
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,326
7% 6/15/23	11,295	9,573
InterGen NV 7% 6/30/23 (a)	4,475	3,569
PPL Energy Supply LLC 6.5% 6/1/25	8,945	7,872
RJS Power Holdings LLC 4.625% 7/15/19 (a)	11,305	10,711
TXU Corp.:
5.55% 11/15/14 (c)	4,137	2,110
6.5% 11/15/24 (c)	39,570	20,181
6.55% 11/15/34 (c)	74,878	38,937
		364,584

TOTAL NONCONVERTIBLE BONDS		7,017,676

TOTAL CORPORATE BONDS
(Cost $6,874,267)		7,018,404
	Shares	Value (000s)

Common Stocks - 19.9%
Air Transportation - 0.3%
Air Canada (e)	2,140,000	14,735
Delta Air Lines, Inc.	422,100	16,356

TOTAL AIR TRANSPORTATION		31,091

Automotive & Auto Parts - 1.3%
Chassix Holdings, Inc.	677,217	22,314
Chassix Holdings, Inc. warrants	37,382	324
Delphi Automotive PLC	530,000	35,945
Exide Technologies (e)	9,824	0
Exide Technologies (e)	32,746	0
General Motors Co.	11,348	358
Lear Corp.	480,500	54,513
Tenneco, Inc. (e)	320,700	18,126

TOTAL AUTOMOTIVE & AUTO PARTS		131,580

Broadcasting - 0.8%
AMC Networks, Inc. Class A (e)	720,200	39,870
Sinclair Broadcast Group, Inc. Class A	1,638,900	45,594

TOTAL BROADCASTING		85,464

Building Materials - 0.0%
Ply Gem Holdings, Inc. (e)	41,200	633
Cable/Satellite TV - 0.4%
Naspers Ltd. Class N	290,300	45,555
Chemicals - 0.2%
LyondellBasell Industries NV Class A	224,245	16,877
Consumer Products - 1.0%
Harman International Industries, Inc.	533,800	44,113
Michael Kors Holdings Ltd. (e)	369,000	19,085
Newell Brands, Inc.	412,639	21,647
Reddy Ice Holdings, Inc. (e)	496,439	219
Revlon, Inc. (e)	468,800	16,638

TOTAL CONSUMER PRODUCTS		101,702

Diversified Financial Services - 0.6%
OneMain Holdings, Inc. (e)	1,446,000	41,703
Penson Worldwide, Inc. Class A (e)	10,322,034	0
PJT Partners, Inc. (f)	5,092	130
The Blackstone Group LP	867,800	23,292

TOTAL DIVERSIFIED FINANCIAL SERVICES		65,125

Energy - 0.1%
Crestwood Equity Partners LP	151,525	3,356
Hornbeck Offshore Services, Inc. (e)	280,600	2,239
Ovation Acquisition I LLC (g)	3,002,269	30

TOTAL ENERGY		5,625

Food & Drug Retail - 0.2%
CVS Health Corp.	267,000	24,756
Gaming - 1.1%
Red Rock Resorts, Inc.	5,217,651	114,055
Healthcare - 3.2%
Alexion Pharmaceuticals, Inc. (e)	190,100	24,447
Allergan PLC (e)	279,400	70,674
AmSurg Corp. (e)	360,100	27,011
Biogen, Inc. (e)	93,200	27,021
Gilead Sciences, Inc.	466,000	37,033
HCA Holdings, Inc. (e)	1,085,400	83,717
HealthSouth Corp. warrants 1/17/17 (e)	4,199	14
Medtronic PLC	177,900	15,589
Patheon NV	569,000	14,714
Regeneron Pharmaceuticals, Inc. (e)	64,200	27,293
Rotech Healthcare, Inc. (e)	185,710	332

TOTAL HEALTHCARE		327,845

Homebuilders/Real Estate - 0.8%
American Tower Corp.	11,612	1,344
CalAtlantic Group, Inc.	400,000	14,484
Lennar Corp. Class A	690,000	32,292
PulteGroup, Inc.	820,000	17,368
Realogy Holdings Corp. (e)	51,500	1,596
Taylor Morrison Home Corp. (e)	961,600	15,626

TOTAL HOMEBUILDERS/REAL ESTATE		82,710

Hotels - 0.3%
Extended Stay America, Inc. unit	2,289,700	32,422
Metals/Mining - 0.2%
Aleris Corp. (e)(g)	127,520	1,378
Freeport-McMoRan, Inc.	1,385,000	17,950
Mirabela Nickel Ltd. (e)	6,852,955	432

TOTAL METALS/MINING		19,760

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (e)(g)	127,577	538
Restaurants - 0.2%
Starbucks Corp.	445,300	25,850
Services - 2.4%
Air Lease Corp. Class A	549,800	15,840
Avis Budget Group, Inc. (e)	596,000	21,891
Expedia, Inc.	187,000	21,814
HD Supply Holdings, Inc. (e)	1,088,200	39,382
MasterCard, Inc. Class A	412,300	39,267
MGM Growth Properties LLC	159,900	4,335
Penhall Acquisition Co.:
Class A (e)	26,163	2,074
Class B (e)	8,721	691
ServiceMaster Global Holdings, Inc. (e)	494,900	18,722
United Rentals, Inc. (e)	1,004,000	79,989
WP Rocket Holdings, Inc. (e)(g)	25,255,077	1,515

TOTAL SERVICES		245,520

Super Retail - 0.4%
Arena Brands Holding Corp. Class B (e)(g)	659,302	1,332
Deckers Outdoor Corp. (e)	175,900	11,611
Priceline Group, Inc. (e)	19,300	26,071

TOTAL SUPER RETAIL		39,014

Technology - 5.2%
Alphabet, Inc. Class A	107,300	84,911
Apple, Inc.	198,400	20,675
Broadcom Ltd.	292,000	47,298
CDW Corp.	873,400	37,495
Cypress Semiconductor Corp.	24,992	291
Electronic Arts, Inc. (e)	310,300	23,682
Facebook, Inc. Class A (e)	618,500	76,657
MagnaChip Semiconductor Corp. (e)(f)	219,804	1,308
NXP Semiconductors NV (e)	624,685	52,530
PayPal Holdings, Inc. (e)	630,400	23,476
Qorvo, Inc. (e)	1,339,397	84,690
Skyworks Solutions, Inc.	1,272,834	84,033

TOTAL TECHNOLOGY		537,046

Telecommunications - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (e)	643,800	53,101
Baidu.com, Inc. sponsored ADR (e)	66,200	10,566
T-Mobile U.S., Inc. (e)	978,600	45,348

TOTAL TELECOMMUNICATIONS		109,015

Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(e)	1,138,931	7,907
U.S. Shipping Partners Corp. (e)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (e)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		7,907

Utilities - 0.0%
Portland General Electric Co.	14,817	647
TOTAL COMMON STOCKS
(Cost $1,874,706)		2,050,737

Convertible Preferred Stocks - 0.1%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (e)	199,717	1,659
Healthcare - 0.1%
Allergan PLC 5.50%	13,000	11,652
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,426)		13,311
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.3%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	8,484	8,357
Energy - 0.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	6,264	6,202
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	22,762	9,930
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (b)	4,374	4,392

TOTAL ENERGY		20,524

Gaming - 0.5%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	14,190	13,842
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	41,425	39,458

TOTAL GAMING		53,300

Restaurants - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (b)	6,040	5,987
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	981	978

TOTAL RESTAURANTS		6,965

Services - 0.2%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	13,032	12,921
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	4,850	4,680

TOTAL SERVICES		17,601

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (c)	5,183	1,322
Super Retail - 0.1%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (b)	11,405	11,384
Technology - 0.4%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (b)	16,571	15,196
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	22,738	22,729

TOTAL TECHNOLOGY		37,925

Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	11,129	11,018
Utilities - 0.7%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	69,676	69,763
TOTAL BANK LOAN OBLIGATIONS
(Cost $241,184)		238,159

Preferred Securities - 6.0%
Banks & Thrifts - 5.8%
Bank of America Corp.:
5.125% (b)(h)	28,140	27,684
5.2% (b)(h)	55,385	54,896
6.25% (b)(h)	18,795	20,163
Barclays Bank PLC 7.625% 11/21/22	22,355	25,322
Citigroup, Inc.:
5.8% (b)(h)	41,925	42,440
5.9% (b)(h)	27,015	28,460
5.95% (b)(h)	51,015	52,324
6.25% (b)(h)	17,065	18,672
6.3% (b)(h)	5,610	5,825
Goldman Sachs Group, Inc.:
5.375% (b)(h)	31,615	32,482
5.7% (b)(h)	35,166	36,146
JPMorgan Chase & Co.:
5% (b)(h)	33,640	33,445
5.3% (b)(h)	16,855	17,576
6% (b)(h)	50,895	54,763
6.125% (b)(h)	15,170	16,392
6.75% (b)(h)	8,330	9,662
Wells Fargo & Co.:
5.875% (b)(h)	50,420	55,905
5.9% (b)(h)	63,075	67,732

TOTAL BANKS & THRIFTS		599,889

Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (a)(h)	14,560	15,385
TOTAL PREFERRED SECURITIES
(Cost $595,072)		615,274
	Shares	Value (000s)

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.42% (i)	323,880,749	323,881
Fidelity Securities Lending Cash Central Fund, 0.45% (i)(j)	821,150	821
TOTAL MONEY MARKET FUNDS
(Cost $324,702)		324,702
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $9,924,357)		10,260,587
NET OTHER ASSETS (LIABILITIES) - 0.5%		56,555
NET ASSETS - 100%		$10,317,142

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,008,733,000 or 29.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,793,000 or 0.0% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Ovation Acquisition I LLC	12/23/15	$30
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$333
Fidelity Securities Lending Cash Central Fund	2
Total	$335

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$679,629	$495,511	$160,148	$23,970
Consumer Staples	43,302	41,394	219	1,689
Energy	5,595	5,595	--	--
Financials	119,698	119,698	--	--
Health Care	339,497	339,165	--	332
Industrials	201,013	188,826	--	12,187
Information Technology	592,682	592,682	--	--
Materials	36,637	34,827	--	1,810
Telecommunication Services	45,348	45,348	--	--
Utilities	647	647	--	--
Corporate Bonds	7,018,404	--	7,016,170	2,234
Bank Loan Obligations	238,159	--	229,802	8,357
Preferred Securities	615,274	--	615,274	--
Money Market Funds	324,702	324,702	--	--
Total Investments in Securities:	$10,260,587	$2,188,395	$8,021,613	$50,579

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $9,901,381,000. Net unrealized appreciation aggregated $359,206,000, of which $883,704,000 related to appreciated investment securities and $524,498,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2016

SDH-QTLY-0916
1.969439.102

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.7%
	Principal Amount	Value
Aerospace - 0.0%
TransDigm, Inc. 6% 7/15/22	$15,000	$15,480
Air Transportation - 5.6%
Air Canada 7.75% 4/15/21 (a)	40,000	41,800
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	75,000	71,906
Allegiant Travel Co. 5.5% 7/15/19	725,000	759,438
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	482,650
5.5% 10/1/19 (a)	340,000	346,800
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,066,050
United Continental Holdings, Inc.:
6% 12/1/20	200,000	211,500
6.375% 6/1/18	500,000	525,000

TOTAL AIR TRANSPORTATION		3,505,144

Automotive - 0.3%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,742
Automotive & Auto Parts - 0.3%
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	156,188
Banks & Thrifts - 1.0%
Bank of America Corp.:
2% 1/11/18	150,000	151,004
6% 9/1/17	250,000	262,039
Goldman Sachs Group, Inc. 2.625% 4/25/21	100,000	101,872
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	99,156

TOTAL BANKS & THRIFTS		614,071

Broadcasting - 1.0%
Clear Channel Communications, Inc.:
5.5% 12/15/16	445,000	427,200
9% 12/15/19	180,000	144,842
10% 1/15/18	60,000	38,400

TOTAL BROADCASTING		610,442

Building Materials - 1.8%
Building Materials Holding Corp. 9% 9/15/18 (a)	34,000	35,360
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	920,000	989,000
Standard Industries, Inc. 5.125% 2/15/21 (a)	120,000	125,400

TOTAL BUILDING MATERIALS		1,149,760

Cable/Satellite TV - 3.0%
Altice SA 7.75% 5/15/22 (a)	700,000	710,080
CSC Holdings LLC 6.75% 11/15/21	885,000	940,313
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	206,243

TOTAL CABLE/SATELLITE TV		1,856,636

Chemicals - 1.3%
LSB Industries, Inc. 7.75% 8/1/19	260,000	268,125
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	517,334

TOTAL CHEMICALS		785,459

Containers - 2.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,090,013	1,111,223
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (a)(b)	150,000	151,313
3.8896% 5/15/21 (a)(b)	200,000	202,250
7% 11/15/20 (a)	167,647	168,485
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.1271% 7/15/21 (a)(b)	50,000	50,375

TOTAL CONTAINERS		1,683,646

Diversified Financial Services - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	300,000	314,154
Discover Financial Services 6.45% 6/12/17	200,000	207,784
FLY Leasing Ltd.:
6.375% 10/15/21	200,000	199,500
6.75% 12/15/20	65,000	66,300
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	101,994
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,180,000	1,171,150
5.875% 2/1/22	85,000	81,175
6% 8/1/20	370,000	369,075
ILFC E-Capital Trust I 3.98% 12/21/65 (a)(b)	105,000	84,656
ILFC E-Capital Trust II 4.23% 12/21/65 (a)(b)	145,000	117,450
IntercontinentalExchange, Inc. 2.75% 12/1/20	250,000	262,052
Morgan Stanley 2.125% 4/25/18	150,000	151,530
Navient Corp.:
5.875% 3/25/21	175,000	173,250
6.625% 7/26/21	40,000	40,400
SLM Corp. 5.5% 1/15/19	375,000	385,313
Springleaf Financial Corp. 7.75% 10/1/21	72,000	71,460

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,797,243

Energy - 11.7%
Antero Resources Corp. 5.125% 12/1/22	300,000	279,750
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	57,450
Chesapeake Energy Corp.:
4.875% 4/15/22	500,000	315,000
6.125% 2/15/21	90,000	62,100
Citgo Holding, Inc. 10.75% 2/15/20 (a)	245,000	241,938
Denbury Resources, Inc. 6.375% 8/15/21	250,000	166,250
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	590,000	336,300
Forbes Energy Services Ltd. 9% 6/15/19 (c)	345,000	136,275
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	27,975
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	363,400
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	100,000	103,750
Petroleos Mexicanos 3.5% 7/18/18	250,000	253,875
Pride International, Inc. 6.875% 8/15/20	300,000	284,438
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	1,030,000	1,063,475
SM Energy Co. 6.5% 11/15/21	700,000	612,500
Southwestern Energy Co. 7.5% 2/1/18	60,000	62,940
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	960,000	972,000
6.25% 4/15/21 (a)	80,000	81,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	207,000	206,224
5% 1/15/18	185,000	186,388
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	255,000	270,938
5.875% 10/1/20	210,000	215,250
6.125% 10/15/21	10,000	10,401
6.25% 10/15/22	65,000	67,600
Weatherford International Ltd. 7.75% 6/15/21	60,000	56,681
Western Gas Partners LP 2.6% 8/15/18	200,000	199,482
Whiting Petroleum Corp. 6.5% 10/1/18	35,000	31,938
WPX Energy, Inc.:
6% 1/15/22	50,000	45,250
7.5% 8/1/20	625,000	615,625

TOTAL ENERGY		7,326,793

Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	263,281	158,718
Food & Drug Retail - 0.3%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	200,000	204,250
Food/Beverage/Tobacco - 2.7%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	207,262
JBS Investments GmbH 7.75% 10/28/20 (a)	900,000	954,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	309,750
Vector Group Ltd. 7.75% 2/15/21	185,000	193,556

TOTAL FOOD/BEVERAGE/TOBACCO		1,664,568

Gaming - 3.3%
GLP Capital LP/GLP Financing II, Inc. 4.375% 4/15/21	60,000	62,475
MCE Finance Ltd. 5% 2/15/21 (a)	200,000	202,025
Wynn Macau Ltd. 5.25% 10/15/21 (a)	1,800,000	1,804,500

TOTAL GAMING		2,069,000

Healthcare - 6.7%
Centene Corp.:
4.75% 5/15/22	105,000	108,150
5.625% 2/15/21	65,000	68,656
Community Health Systems, Inc.:
5.125% 8/15/18	41,000	41,487
7.125% 7/15/20	345,000	313,736
Kindred Healthcare, Inc. 8% 1/15/20	1,540,000	1,574,650
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	245,000	245,613
Tenet Healthcare Corp. 4.75% 6/1/20	200,000	203,250
Universal Health Services, Inc. 4.75% 8/1/22 (a)	65,000	66,950
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	590,000	526,206
5.625% 12/1/21 (a)	300,000	256,125
6.75% 8/15/18 (a)	540,000	533,250
VPI Escrow Corp. 6.375% 10/15/20 (a)	280,000	252,700

TOTAL HEALTHCARE		4,190,773

Homebuilders/Real Estate - 4.7%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	156,890
DDR Corp. 4.75% 4/15/18	150,000	156,816
Essex Portfolio LP 5.5% 3/15/17	250,000	255,931
Lennar Corp. 4.75% 4/1/21	115,000	121,038
Liberty Property LP 6.625% 10/1/17	150,000	158,355
M/I Homes, Inc. 6.75% 1/15/21	120,000	123,600
Mack-Cali Realty LP 2.5% 12/15/17	150,000	150,656
PulteGroup, Inc. 4.25% 3/1/21	85,000	87,869
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	85,000	86,751
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,313
William Lyon Homes, Inc. 5.75% 4/15/19	1,535,000	1,542,675

TOTAL HOMEBUILDERS/REAL ESTATE		2,916,894

Insurance - 0.3%
ING U.S., Inc. 2.9% 2/15/18 (b)	153,000	156,023
Metals/Mining - 1.1%
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	197,500
3.55% 3/1/22	530,000	453,150
Lundin Mining Corp. 7.5% 11/1/20 (a)	20,000	21,104
Teck Resources Ltd. 8% 6/1/21 (a)	30,000	32,025

TOTAL METALS/MINING		703,779

Paper - 0.1%
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	87,210
Publishing/Printing - 0.2%
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	130,200
Services - 3.9%
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,921,862
8.75% 12/1/20	230,000	218,500
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	115,000	105,800
Garda World Security Corp. 7.25% 11/15/21 (a)	10,000	8,600
Hertz Corp. 6.75% 4/15/19	200,000	203,500

TOTAL SERVICES		2,458,262

Super Retail - 1.3%
JC Penney Corp., Inc.:
5.65% 6/1/20	544,000	522,920
8.125% 10/1/19	260,000	271,700

TOTAL SUPER RETAIL		794,620

Technology - 2.0%
NCR Corp.:
4.625% 2/15/21	35,000	35,263
5% 7/15/22	100,000	100,250
5.875% 12/15/21	60,000	62,400
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (a)	400,000	412,000
4.625% 6/15/22 (a)	295,000	303,113
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	285,000	296,756
13.375% 10/15/19	48,000	50,880

TOTAL TECHNOLOGY		1,260,662

Telecommunications - 13.2%
AT&T, Inc. 2.8% 2/17/21	200,000	206,873
Columbus International, Inc. 7.375% 3/30/21 (a)	1,400,000	1,494,094
Digicel Group Ltd. 8.25% 9/30/20 (a)	75,000	68,438
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	500,000	483,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	130,000	133,900
Numericable Group SA 6% 5/15/22 (a)	300,000	292,500
Sable International Finance Ltd. 6.875% 8/1/22 (a)	200,000	205,000
Sprint Communications, Inc.:
7% 3/1/20 (a)	1,480,000	1,570,650
9% 11/15/18 (a)	200,000	216,750
Sprint Corp. 7.25% 9/15/21	175,000	163,298
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,298,906
6.542% 4/28/20	465,000	480,113
6.731% 4/28/22	90,000	94,275
Verizon Communications, Inc. 3.65% 9/14/18	250,000	262,494
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,070,000	1,065,324
7.375% 4/23/21 (a)	200,000	199,000

TOTAL TELECOMMUNICATIONS		8,235,365

Transportation Ex Air/Rail - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	140,000	107,800
Utilities - 5.6%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	98,940
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	70,000	67,900
DPL, Inc. 6.75% 10/1/19	855,000	848,588
Dynegy, Inc.:
6.75% 11/1/19	1,265,000	1,288,719
7.375% 11/1/22	340,000	333,200
RJS Power Holdings LLC 4.625% 7/15/19 (a)	865,000	819,588
The AES Corp.:
3.6731% 6/1/19 (b)	28,000	27,930
7.375% 7/1/21	30,000	34,050

TOTAL UTILITIES		3,518,915

TOTAL NONCONVERTIBLE BONDS
(Cost $50,427,603)		50,362,643
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)
(Cost $5,163)	383	5,584

Convertible Preferred Stocks - 0.3%
Energy - 0.3%
Southwestern Energy Co. Series B 6.25%
(Cost $111,697)	6,300	210,105
	Principal Amount	Value

Bank Loan Obligations - 12.5%
Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	191,592	190,826
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	163,350	162,992
Broadcasting - 0.6%
Clear Channel Communications, Inc. Tranche D, term loan 7.2457% 1/30/19 (b)	335,000	257,846
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	98,946	98,885

TOTAL BROADCASTING		356,731

Building Materials - 0.6%
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (b)	131,963	130,643
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	233,238	232,071

TOTAL BUILDING MATERIALS		362,714

Cable/Satellite TV - 0.9%
Numericable LLC:
Tranche B 6LN, term loan 4.7515% 2/10/23 (b)	288,550	288,671
Tranche B, term loan 5.0015% 1/15/24 (b)	34,913	34,947
UPC Broadband Holding BV term loan 7/29/24 (e)	240,000	239,100

TOTAL CABLE/SATELLITE TV		562,718

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	140,204	140,051
Containers - 0.9%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	237,718	238,165
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/4/23 (b)	25,000	25,014
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	295,615	294,137

TOTAL CONTAINERS		557,316

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	88,000
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,688	23,906

TOTAL DIVERSIFIED FINANCIAL SERVICES		111,906

Energy - 0.1%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	94,123	83,927
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (b)	50,000	50,302
Pizza Hut Holdings LLC Tranche B, term loan 3.2321% 6/16/23 (b)	25,000	25,110

TOTAL FOOD & DRUG RETAIL		75,412

Gaming - 1.2%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	222,814	223,465
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	97,010	94,633
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	231,300	220,313
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	236,400	236,105

TOTAL GAMING		774,516

Healthcare - 0.6%
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	397,619	392,550
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,472	43,360
Publishing/Printing - 0.8%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	45,000	45,203
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.5% 8/14/20 (b)	457,925	443,272

TOTAL PUBLISHING/PRINTING		488,475

Services - 1.7%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	259,672	254,154
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,250	67,380
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	346,945	343,042
Tranche DD, term loan 4.0038% 11/8/20 (b)	85,972	85,004
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (b)	220,131	215,728
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	68,425	64,776

TOTAL SERVICES		1,030,084

Super Retail - 0.9%
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	200,000	200,166
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	381,046	381,556

TOTAL SUPER RETAIL		581,722

Technology - 1.6%
Blue Coat Systems, Inc. Tranche B, term loan 6% 5/22/22 (b)	282,863	282,730
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	143,910	142,507
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	133,145	133,145
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	450,000	449,159

TOTAL TECHNOLOGY		1,007,541

Telecommunications - 0.0%
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	24,745	24,714
Utilities - 1.4%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	260,648	256,820
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	169,150	169,290
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	304,201	290,512
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	147,716	142,054

TOTAL UTILITIES		858,676

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,838,832)		7,806,231

Bank Notes - 0.4%
Regions Bank 7.5% 5/15/18
(Cost $271,033)	250,000	274,115

Preferred Securities - 0.9%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (b)(f)	$100,000	$104,231
5.95% (b)(f)	10,000	10,300
Royal Bank of Scotland Group PLC 7.5% (b)(f)	400,000	391,009

TOTAL BANKS & THRIFTS		505,540

Diversified Financial Services - 0.1%
American Express Co. 4.9% (b)(f)	30,000	29,505
TOTAL PREFERRED SECURITIES
(Cost $523,046)		535,045
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.42% (g)
(Cost $4,026,069)	4,026,069	4,026,069
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $63,203,443)		63,219,792
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(806,722)
NET ASSETS - 100%		$62,413,070

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,205,889 or 32.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,819
Total	$3,819

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$215,689	$215,689	$--	$--
Corporate Bonds	50,362,643	--	50,362,643	--
Bank Loan Obligations	7,806,231	--	7,806,231	--
Bank Notes	274,115	--	274,115	--
Preferred Securities	535,045	--	535,045	--
Money Market Funds	4,026,069	4,026,069	--	--
Total Investments in Securities:	$63,219,792	$4,241,758	$58,978,034	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $63,116,103. Net unrealized appreciation aggregated $103,689, of which $1,164,716 related to appreciated investment securities and $1,061,027 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2016

SPH-QTLY-0916
1.804875.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,126	$756
Metals/Mining - 0.0%
Peabody Energy Corp. 4.75% 12/15/41 (b)	25,752	161

TOTAL CONVERTIBLE BONDS		917

Nonconvertible Bonds - 78.2%
Aerospace - 0.2%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (c)	4,755	5,058
Orbital ATK, Inc. 5.5% 10/1/23	4,310	4,569
		9,627
Air Transportation - 0.1%
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,734	2,795
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,334
		4,129
Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (c)	1,990	1,828
Penske Automotive Group, Inc. 5.5% 5/15/26	4,275	4,222
Schaeffler Finance BV 4.75% 5/15/21 (c)	5,560	5,748
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (c)(d)	1,924	2,131
Tenneco, Inc. 5% 7/15/26	3,735	3,819
The Goodyear Tire & Rubber Co. 5% 5/31/26	6,400	6,744
		24,492
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.25% 4/15/21	12,440	12,704
5.75% 11/20/25	17,105	17,811
Royal Bank of Scotland Group PLC 5.125% 5/28/24	18,820	18,890
		49,405
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,460	7,162
10% 1/15/18	15,160	9,702
Gray Television, Inc. 5.875% 7/15/26 (c)	2,530	2,601
Sirius XM Radio, Inc. 5.375% 7/15/26 (c)	5,050	5,148
		24,613
Building Materials - 1.1%
Building Materials Corp. of America 6% 10/15/25 (c)	6,360	6,885
CEMEX Finance LLC 6% 4/1/24 (c)	4,395	4,505
CEMEX S.A.B. de CV 7.25% 1/15/21 (c)	9,065	9,857
GCP Applied Technologies, Inc. 9.5% 2/1/23 (c)	4,155	4,695
Herc Rentals, Inc.:
7.5% 6/1/22 (c)	4,285	4,339
7.75% 6/1/24 (c)	4,285	4,328
Standard Industries, Inc. 5.5% 2/15/23 (c)	6,160	6,422
U.S. Concrete, Inc. 6.375% 6/1/24 (c)	2,470	2,533
USG Corp.:
5.5% 3/1/25 (c)	2,150	2,295
5.875% 11/1/21 (c)	3,875	4,069
		49,928
Cable/Satellite TV - 4.1%
Altice SA 7.75% 5/15/22 (c)	65,530	66,474
Altice U.S. Finance SA:
5.375% 7/15/23 (c)	12,165	12,560
5.5% 5/15/26 (c)	17,910	18,537
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,960
5.125% 5/1/23 (c)	1,000	1,034
5.5% 5/1/26 (c)	14,635	15,275
5.75% 9/1/23	7,160	7,482
5.875% 4/1/24 (c)	12,305	13,136
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (c)	6,070	6,260
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (c)	5,985	5,970
5.125% 12/15/21 (c)	4,795	4,768
DISH DBS Corp.:
5% 3/15/23	5,810	5,476
5.875% 7/15/22	3,210	3,208
6.75% 6/1/21	5,543	5,889
7.75% 7/1/26 (c)	2,150	2,229
Virgin Media Finance PLC 4.875% 2/15/22	5,635	4,691
Virgin Media Secured Finance PLC 5.5% 8/15/26 (c)	5,000	5,031
VTR Finance BV 6.875% 1/15/24 (c)	6,835	7,040
		190,020
Capital Goods - 1.4%
AECOM Technology Corp. 5.75% 10/15/22	3,225	3,394
Amsted Industries, Inc. 5% 3/15/22 (c)	3,440	3,474
Belden, Inc. 5.25% 7/15/24 (c)	8,579	8,579
General Cable Corp. 5.75% 10/1/22 (d)	33,640	31,622
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (c)	18,020	12,254
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (c)	6,735	5,135
		64,458
Chemicals - 2.4%
A. Schulman, Inc. 6.875% 6/1/23 (c)	9,175	9,313
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (c)	5,980	6,832
10% 10/15/25 (c)	11,615	13,270
Evolution Escrow Issuer LLC 7.5% 3/15/22 (c)	9,210	7,310
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	17,895
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)	19,122	0
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (c)	2,440	2,550
Tronox Finance LLC 6.375% 8/15/20	55,595	45,032
Valvoline Finco Two LLC 5.5% 7/15/24 (c)	1,890	1,970
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (c)	4,485	4,743
5.625% 10/1/24 (c)	1,800	1,931
		110,846
Consumer Products - 0.2%
Tempur Sealy International, Inc.:
5.5% 6/15/26 (c)	6,420	6,496
5.625% 10/15/23	4,315	4,466
		10,962
Containers - 3.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (c)(d)	30,803	31,403
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.8896% 5/15/21 (c)(d)	11,510	11,639
4.625% 5/15/23 (c)	21,095	21,227
6.75% 1/31/21 (c)	3,725	3,832
7% 11/15/20 (c)	2,189	2,200
7.25% 5/15/24 (c)	8,790	9,273
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (c)	27,235	26,112
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,042
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	6,190	6,469
5.375% 1/15/25 (c)	4,130	4,280
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (c)	8,975	9,255
5.75% 10/15/20	9,525	9,835
Sealed Air Corp. 5.25% 4/1/23 (c)	6,590	6,977
		144,544
Diversified Financial Services - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	9,630	9,967
3.95% 2/1/22	12,355	12,938
4.5% 5/15/21	12,675	13,531
Aircastle Ltd.:
4.625% 12/15/18	1,810	1,901
5% 4/1/23	2,640	2,769
5.125% 3/15/21	12,830	13,696
5.5% 2/15/22	3,085	3,301
6.25% 12/1/19	7,745	8,539
7.625% 4/15/20	4,630	5,278
CIT Group, Inc.:
3.875% 2/19/19	9,665	9,858
5% 8/15/22	5,515	5,805
5.375% 5/15/20	11,850	12,561
5.5% 2/15/19 (c)	2,555	2,708
FLY Leasing Ltd.:
6.375% 10/15/21	15,728	15,689
6.75% 12/15/20	4,320	4,406
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	14,035	13,930
6% 8/1/20	7,180	7,162
ILFC E-Capital Trust I 3.98% 12/21/65 (c)(d)	4,040	3,257
International Lease Finance Corp.:
4.625% 4/15/21	6,665	7,132
5.875% 8/15/22	4,115	4,691
8.25% 12/15/20	2,000	2,415
8.625% 1/15/22	7,715	9,663
MSCI, Inc. 5.75% 8/15/25 (c)	3,285	3,578
National Financial Partners Corp. 9% 7/15/21 (c)	3,840	3,859
Navient Corp.:
5% 10/26/20	2,165	2,111
6.625% 7/26/21	3,750	3,788
SLM Corp.:
4.875% 6/17/19	15,065	15,140
5.5% 1/25/23	2,320	2,152
6.125% 3/25/24	3,990	3,771
7.25% 1/25/22	5,390	5,478
8% 3/25/20	12,692	13,549
Springleaf Financial Corp. 8.25% 12/15/20	4,990	5,165
		229,788
Diversified Media - 1.5%
Clear Channel Worldwide Holdings, Inc. Series A:
6.5% 11/15/22	11,160	11,104
7.625% 3/15/20	13,000	12,350
Lamar Media Corp. 5.75% 2/1/26 (c)	2,825	3,030
MDC Partners, Inc. 6.5% 5/1/24 (c)	23,370	22,610
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	21,950	22,636
		71,730
Energy - 9.7%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	3,800	4,004
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,275
5.625% 6/1/23 (Reg. S)	3,960	3,747
Antero Resources Finance Corp. 5.375% 11/1/21	5,955	5,702
Baytex Energy Corp.:
5.125% 6/1/21 (c)	3,070	2,487
5.625% 6/1/24 (c)	3,655	2,887
California Resources Corp. 8% 12/15/22 (c)	2,305	1,476
Chesapeake Energy Corp.:
4.875% 4/15/22	24,342	15,335
5.375% 6/15/21	14,960	9,799
5.75% 3/15/23	3,500	2,258
6.125% 2/15/21	7,470	5,154
8% 12/15/22 (c)	12,185	10,601
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	25,475	24,583
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	4,066
Concho Resources, Inc. 5.5% 4/1/23	350	346
Continental Resources, Inc.:
4.5% 4/15/23	4,270	3,864
5% 9/15/22	18,525	17,321
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	1,925
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	8,175
Denbury Resources, Inc.:
4.625% 7/15/23	7,530	4,669
5.5% 5/1/22	7,840	4,978
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (c)	5,290	5,211
8.125% 9/15/23 (c)	1,425	1,443
Ensco PLC:
4.5% 10/1/24	4,355	2,994
5.2% 3/15/25	195	133
5.75% 10/1/44	2,160	1,264
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,525	1,288
9.375% 5/1/20	8,060	4,594
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,280	3,895
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,373	943
Halcon Resources Corp. 8.625% 2/1/20 (c)	4,330	3,984
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)	9,745	9,063
5.75% 10/1/25 (c)	5,380	5,084
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)	3,230	3,270
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	157
5.875% 4/1/20	505	332
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (b)(d)	7,745	1,297
6.5% 5/15/19 (b)	8,020	1,363
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,230	2,980
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,745	3,792
Pacific Drilling SA 5.375% 6/1/20 (c)	1,700	451
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (c)	5,750	5,491
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	820	820
Plains Exploration & Production Co.:
6.75% 2/1/22	3,540	3,443
6.875% 2/15/23	4,275	4,136
Range Resources Corp. 5% 3/15/23	2,140	1,969
Rice Energy, Inc.:
6.25% 5/1/22	2,305	2,247
7.25% 5/1/23	1,700	1,704
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	3,873
5.625% 11/15/23	4,380	3,909
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (d)	4,695	4,848
5.625% 4/15/23	13,985	14,265
5.625% 3/1/25	6,295	6,427
5.75% 5/15/24	8,500	8,713
6.25% 3/15/22	14,170	14,825
SemGroup Corp. 7.5% 6/15/21	3,190	3,062
SM Energy Co.:
5% 1/15/24	7,235	5,788
5.625% 6/1/25	2,740	2,274
6.125% 11/15/22	12,935	10,962
6.5% 11/15/21	3,615	3,163
6.5% 1/1/23	7,955	6,762
Southwestern Energy Co.:
4.1% 3/15/22	10,600	9,381
5.8% 1/23/20 (d)	13,300	12,968
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (c)	2,625	2,231
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (c)	8,740	8,915
6.375% 4/1/23 (c)	9,220	9,381
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	5,672
5.25% 5/1/23	2,920	2,854
6.375% 8/1/22	2,365	2,412
6.625% 10/1/20 (Reg. S)	5,190	5,307
6.75% 3/15/24 (c)	1,230	1,282
6.875% 2/1/21	5,994	6,144
Teine Energy Ltd. 6.875% 9/30/22 (c)	410	406
TerraForm Power Operating LLC 6.125% 6/15/25 (c)	1,465	1,458
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	4,105	4,208
6.125% 10/15/21	7,935	8,253
6.25% 10/15/22	5,645	5,871
Transocean, Inc. 9% 7/15/23 (c)	4,330	4,049
Weatherford International Ltd.:
4.5% 4/15/22	2,140	1,766
6.5% 8/1/36	2,155	1,530
7% 3/15/38	6,025	4,459
7.75% 6/15/21	6,230	5,885
8.25% 6/15/23	11,470	10,696
Weatherford International, Inc. 6.8% 6/15/37	9,910	7,135
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,288
Whiting Petroleum Corp.:
5% 3/15/19	4,070	3,551
5.75% 3/15/21	9,990	8,367
6.25% 4/1/23	2,535	2,095
WPX Energy, Inc.:
6% 1/15/22	7,633	6,908
7.5% 8/1/20	3,715	3,659
8.25% 8/1/23	4,575	4,486
		451,488
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,095	7,326
5.625% 2/15/24	2,800	2,954
5.875% 3/15/25	10,155	10,828
		21,108
Environmental - 1.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	5,113	5,292
Clean Harbors, Inc. 5.125% 6/1/21	2,420	2,471
Covanta Holding Corp.:
5.875% 3/1/24	8,520	8,477
6.375% 10/1/22	6,490	6,701
7.25% 12/1/20	4,832	5,007
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	18,820	18,585
Tervita Corp.:
8% 11/15/18 (c)	8,970	8,634
9.75% 11/1/19 (c)	10,805	2,809
10.875% 2/15/18 (c)	8,035	2,089
		60,065
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (c)	4,845	5,148
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (c)(d)	31,265	16,180
9.25% 2/15/19 (c)	31,345	25,899
Performance Food Group, Inc. 5.5% 6/1/24 (c)	2,765	2,855
Rite Aid Corp. 7.7% 2/15/27	3,030	3,606
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (c)	28,925	25,165
		78,853
Food/Beverage/Tobacco - 3.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (c)	34,227	32,858
Cott Beverages, Inc.:
5.375% 7/1/22	370	379
6.75% 1/1/20	205	215
ESAL GmbH 6.25% 2/5/23 (c)	21,070	20,649
JBS Investments GmbH:
7.25% 4/3/24 (c)	9,250	9,532
7.75% 10/28/20 (c)	23,720	25,143
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	4,650	4,534
7.25% 6/1/21 (c)	14,640	15,116
7.25% 6/1/21 (c)	5,070	5,235
8.25% 2/1/20 (c)	1,040	1,079
Minerva Luxembourg SA 7.75% 1/31/23 (c)	21,435	22,614
Post Holdings, Inc. 7.75% 3/15/24 (c)	4,190	4,635
U.S. Foods, Inc. 5.875% 6/15/24 (c)	4,305	4,499
Vector Group Ltd. 7.75% 2/15/21	2,900	3,034
		149,522
Gaming - 1.3%
Boyd Gaming Corp. 6.375% 4/1/26 (c)	2,050	2,186
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	13,365	13,265
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,850	1,973
MCE Finance Ltd. 5% 2/15/21 (c)	890	899
MGM Mirage, Inc. 7.75% 3/15/22	2,230	2,571
Scientific Games Corp.:
6.625% 5/15/21	17,550	11,846
7% 1/1/22 (c)	5,015	5,216
10% 12/1/22	7,785	6,919
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (c)	3,705	3,761
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	3,745	3,846
Wynn Macau Ltd. 5.25% 10/15/21 (c)	6,790	6,807
		59,289
Healthcare - 12.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,299
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (c)	6,115	5,922
AmSurg Corp. 5.625% 7/15/22	5,345	5,612
Centene Corp.:
4.75% 5/15/22	12,920	13,308
5.625% 2/15/21	5,850	6,179
6.125% 2/15/24	6,341	6,813
Community Health Systems, Inc.:
5.125% 8/1/21	25,895	25,766
6.875% 2/1/22	74,450	64,027
7.125% 7/15/20	7,380	6,711
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	4,410	4,520
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,529
5.125% 7/15/24	9,575	9,884
Endo Finance LLC 5.875% 1/15/23 (c)	14,300	12,405
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (c)	11,025	9,612
6% 2/1/25 (c)	2,210	1,906
HCA Holdings, Inc.:
5.25% 6/15/26	5,705	6,047
5.375% 2/1/25	4,215	4,386
5.875% 3/15/22	9,465	10,412
5.875% 5/1/23	12,595	13,477
5.875% 2/15/26	2,805	3,001
6.25% 2/15/21	7,735	8,383
7.5% 11/6/33	2,576	2,769
HealthSouth Corp. 5.75% 9/15/25	5,215	5,385
Hologic, Inc. 5.25% 7/15/22 (c)	3,175	3,366
Horizon Pharma PLC 6.625% 5/1/23	11,287	10,948
Kindred Healthcare, Inc.:
8% 1/15/20	24,440	24,990
8.75% 1/15/23	3,805	3,834
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (c)	2,545	2,551
5.625% 10/15/23 (c)	5,615	5,390
5.75% 8/1/22 (c)	4,305	4,208
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,825	1,919
5.5% 5/1/24	3,770	3,902
6.375% 3/1/24	3,810	4,153
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (c)	7,783	6,635
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,762
5.5% 2/1/21	16,370	17,066
Teleflex, Inc. 4.875% 6/1/26	3,505	3,584
Tenet Healthcare Corp.:
4.1525% 6/15/20 (d)	7,975	7,915
4.375% 10/1/21	23,865	23,805
4.5% 4/1/21	780	784
6% 10/1/20	2,530	2,675
8.125% 4/1/22	45,585	47,067
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (c)	18,640	16,625
5.5% 3/1/23 (c)	7,920	6,534
5.625% 12/1/21 (c)	3,595	3,069
5.875% 5/15/23 (c)	23,750	19,772
6.125% 4/15/25 (c)	25,185	20,904
6.75% 8/15/21 (c)	20,648	18,532
7% 10/1/20 (c)	1,230	1,141
7.25% 7/15/22 (c)	21,360	19,064
7.5% 7/15/21 (c)	5,200	4,836
VPI Escrow Corp. 6.375% 10/15/20 (c)	28,440	25,667
		563,051
Homebuilders/Real Estate - 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (c)	1,825	1,807
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (c)	2,426	2,341
6.5% 12/15/20 (c)	4,585	4,677
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (c)	4,130	4,316
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (c)	11,417	11,588
TRI Pointe Homes, Inc.:
4.375% 6/15/19	1,930	1,978
5.875% 6/15/24	2,260	2,328
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,543
7% 8/15/22	3,905	3,944
8.5% 11/15/20	7,090	7,462
		42,984
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (c)	13,885	13,816
Insurance - 1.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (c)	5,190	5,171
Hockey Merger Sub 2, Inc. 7.875% 10/1/21(c)	33,295	33,378
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (c)(d)	15,545	15,001
		53,550
Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (c)	5,495	4,320
Metals/Mining - 1.5%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (c)	1,510	1,589
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,025	952
CONSOL Energy, Inc. 5.875% 4/15/22	7,585	6,921
Eldorado Gold Corp. 6.125% 12/15/20 (c)	3,800	3,810
First Quantum Minerals Ltd.:
6.75% 2/15/20 (c)	5,775	5,316
7% 2/15/21 (c)	4,555	4,064
7.25% 5/15/22 (c)	1,975	1,743
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	9,414
3.875% 3/15/23	1,245	1,071
4.55% 11/14/24	12,410	10,642
5.4% 11/14/34	6,435	4,987
Peabody Energy Corp.:
6% 11/15/18 (b)	8,990	1,416
7.875% 11/1/26 (b)	1,825	278
10% 3/15/22 (b)(c)	4,900	741
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (c)	3,490	2,914
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (c)	2,995	2,546
7.375% 2/1/20 (c)	1,330	1,131
Teck Resources Ltd.:
8% 6/1/21 (c)	3,215	3,432
8.5% 6/1/24 (c)	5,220	5,677
Walter Energy, Inc. 9.5% 10/15/19 (b)(c)	5,823	0
		68,644
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (b)	30,721	0
Xerium Technologies, Inc. 8.875% 6/15/18	18,955	19,448
		19,448
Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (c)	3,940	4,117
5.25% 6/1/26 (c)	3,940	4,169
		8,286
Services - 4.6%
Algeco Scotsman Global Finance PLC 8.5% 10/15/18 (c)	6,375	5,546
Anna Merger Sub, Inc. 7.75% 10/1/22 (c)	30,765	28,150
APX Group, Inc.:
6.375% 12/1/19	13,030	13,356
7.875% 12/1/22 (c)	12,845	13,519
8.75% 12/1/20	12,930	12,284
Aramark Services, Inc.:
4.75% 6/1/26 (c)	4,275	4,318
5.125% 1/15/24	3,160	3,263
5.125% 1/15/24 (c)	1,935	1,998
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (c)	6,440	6,319
5.5% 4/1/23	2,060	2,045
6.375% 4/1/24 (c)	3,755	3,821
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (c)	5,720	5,691
Corrections Corp. of America 5% 10/15/22	3,360	3,515
Everi Payments, Inc. 10% 1/15/22	4,025	3,602
Garda World Security Corp. 7.25% 11/15/21 (c)	4,762	4,095
Hertz Corp.:
5.875% 10/15/20	4,125	4,259
6.25% 10/15/22	6,090	6,395
IHS Markit Ltd. 5% 11/1/22 (c)	2,265	2,327
Laureate Education, Inc. 10% 9/1/19 (c)	75,374	67,628
The GEO Group, Inc. 6% 4/15/26	1,840	1,888
TMS International Corp. 7.625% 10/15/21 (c)	340	245
United Rentals North America, Inc. 5.875% 9/15/26	8,500	8,829
Western Digital Corp.:
7.375% 4/1/23 (c)	4,230	4,605
10.5% 4/1/24 (c)	3,460	3,897
		211,595
Steel - 0.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (c)	4,635	4,774
Commercial Metals Co. 4.875% 5/15/23	4,120	4,038
Evraz, Inc. NA Canada 7.5% 11/15/19 (c)	5,295	5,242
JMC Steel Group, Inc. 9.875% 6/15/23 (c)	3,355	3,523
		17,577
Super Retail - 1.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (c)	20,610	21,537
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,348
Chinos Intermediate Holdings A, Inc. 8.5% 5/1/19 pay-in-kind (c)(d)	14,506	4,377
Claire's Stores, Inc.:
6.125% 3/15/20 (c)	6,325	3,163
9% 3/15/19 (c)	16,690	9,180
Dollar Tree, Inc. 5.75% 3/1/23	3,060	3,305
DPL, Inc. 7.75% 10/15/20 (c)	13,445	10,353
JC Penney Corp., Inc.:
6.375% 10/15/36	3,180	2,496
7.4% 4/1/37	2,963	2,430
		63,189
Technology - 2.7%
BMC Software, Inc. 7.25% 6/1/18	4,655	4,422
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,436
Compiler Finance Sub, Inc. 7% 5/1/21 (c)	6,390	2,915
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (c)	8,555	9,062
5.875% 6/15/21 (c)	10,205	10,664
6.02% 6/15/26 (c)	2,731	2,930
7.125% 6/15/24 (c)	4,480	4,820
8.1% 7/15/36 (c)	4,280	4,868
Lucent Technologies, Inc.:
6.45% 3/15/29	21,495	22,838
6.5% 1/15/28	1,190	1,250
Micron Technology, Inc.:
5.25% 1/15/24 (c)	13,155	11,807
5.5% 2/1/25	2,130	1,912
7.5% 9/15/23 (c)	7,550	8,255
Open Text Corp. 5.875% 6/1/26 (c)	4,285	4,454
Parametric Technology Corp. 6% 5/15/24	1,535	1,634
Qorvo, Inc. 6.75% 12/1/23 (c)	6,175	6,638
Rackspace Hosting, Inc. 6.5% 1/15/24 (c)	4,355	4,497
Sabre GLBL, Inc. 5.25% 11/15/23 (c)	4,250	4,452
Sanmina Corp. 4.375% 6/1/19 (c)	2,580	2,651
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)	4,255	4,593
VeriSign, Inc. 4.625% 5/1/23	4,455	4,583
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	2,050	2,135
		124,816
Telecommunications - 8.7%
Altice Financing SA:
6.5% 1/15/22 (c)	23,800	24,514
7.5% 5/15/26 (c)	11,220	11,332
Altice Finco SA 8.125% 1/15/24 (c)	25,430	25,748
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,109
Columbus International, Inc. 7.375% 3/30/21 (c)	27,500	29,348
CommScope Technologies Finance LLC 6% 6/15/25 (c)	1,620	1,709
Digicel Group Ltd.:
6% 4/15/21 (c)	10,920	10,142
6.75% 3/1/23 (c)	2,395	2,220
Frontier Communications Corp.:
8.875% 9/15/20	2,830	3,041
10.5% 9/15/22	4,315	4,660
11% 9/15/25	15,655	16,712
GCI, Inc. 6.875% 4/15/25	6,590	6,837
Inmarsat Finance PLC 4.875% 5/15/22 (c)	2,245	2,087
Intelsat Jackson Holdings SA:
5.5% 8/1/23	17,295	11,328
7.5% 4/1/21	7,495	5,321
8% 2/15/24 (c)	4,100	3,916
Intelsat Luxembourg SA 7.75% 6/1/21	8,460	1,946
Level 3 Financing, Inc.:
5.125% 5/1/23	13,140	13,534
5.25% 3/15/26 (c)	4,095	4,284
5.375% 1/15/24	10,640	11,159
Millicom International Cellular SA 4.75% 5/22/20 (c)	4,010	4,014
Neptune Finco Corp.:
6.625% 10/15/25 (c)	7,010	7,553
10.125% 1/15/23 (c)	9,100	10,431
10.875% 10/15/25 (c)	10,580	12,379
Numericable Group SA:
6% 5/15/22 (c)	12,980	12,656
6.25% 5/15/24 (c)	4,450	4,269
7.375% 5/1/26 (c)	14,565	14,547
Sable International Finance Ltd. 6.875% 8/1/22 (c)	7,800	7,995
Sprint Capital Corp.:
6.875% 11/15/28	8,180	7,014
6.9% 5/1/19	15,194	15,023
Sprint Communications, Inc. 6% 11/15/22	18,465	15,841
Sprint Corp.:
7.125% 6/15/24	11,730	10,367
7.25% 9/15/21	15,875	14,813
7.875% 9/15/23	18,985	17,336
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,912
6% 4/15/24	8,240	8,794
6.125% 1/15/22	5,435	5,724
6.625% 4/1/23	16,025	17,200
Wind Acquisition Finance SA:
4.75% 7/15/20 (c)	12,545	12,490
7.375% 4/23/21 (c)	4,445	4,423
		404,728
Transportation Ex Air/Rail - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)	9,645	7,427
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (c)	26,615	12,942
8.125% 2/15/19	16,681	7,923
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)	3,145	2,154
Teekay Corp.:
8.5% 1/15/20 (c)	4,240	3,562
8.5% 1/15/20	13,138	11,299
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (b)	9,100	1,729
		47,036
Utilities - 3.8%
Calpine Corp. 5.5% 2/1/24	2,040	2,035
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	8,980	8,711
Dynegy, Inc.:
7.375% 11/1/22	28,115	27,553
7.625% 11/1/24	50,150	48,646
GenOn Energy, Inc.:
9.5% 10/15/18	1,310	1,058
9.875% 10/15/20	1,613	1,145
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	5,245	4,484
7% 6/15/23	15,805	13,395
InterGen NV 7% 6/30/23 (c)	24,935	19,886
NRG Energy, Inc.:
7.25% 5/15/26 (c)	1,000	1,026
7.875% 5/15/21	1,187	1,232
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	7,551	8,080
PPL Energy Supply LLC:
4.6% 12/15/21	3,015	2,412
6.5% 6/1/25	5,125	4,510
RJS Power Holdings LLC 4.625% 7/15/19 (c)	24,205	22,934
RRI Energy, Inc. 7.875% 6/15/17	2,164	1,834
The AES Corp.:
3.6731% 6/1/19 (d)	1,395	1,392
6% 5/15/26	8,415	8,867
		179,200

TOTAL NONCONVERTIBLE BONDS		3,627,107

TOTAL CORPORATE BONDS
(Cost $3,815,581)		3,628,024
	Shares	Value (000s)

Common Stocks - 0.3%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc.	103,457	3,409
Chassix Holdings, Inc. warrants(e)	27,176	236

TOTAL AUTOMOTIVE & AUTO PARTS		3,645

Banks & Thrifts - 0.0%
CIT Group, Inc.	58,981	2,038
Building Materials - 0.2%
Nortek, Inc. (e)	93,925	8,160
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	23
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (e)	2,671	9
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (f)	3,015	241
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (e)(g)	609,310	609
TOTAL COMMON STOCKS
(Cost $25,472)		14,725

Convertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.4%
Bank of America Corp. Series L 7.25% (e)	15,158	18,281
Energy - 0.1%
Chesapeake Energy Corp. Series A 5.75%	22,300	7,206
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,998)		25,487
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 7.8%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (d)	4,411	4,399
Tranche D, term loan 3.75% 6/4/21 (d)	7,076	7,047

TOTAL AEROSPACE		11,446

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	1,211	1,192
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (d)	3,224	3,223
Cable/Satellite TV - 0.2%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (d)	1,267	1,269
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (d)	2,115	2,114
Tranche F, term loan 3% 1/3/21 (d)	4,061	4,061
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (d)	3,012	3,013

TOTAL CABLE/SATELLITE TV		10,457

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	5,672	5,666
SRAM LLC. Tranche B, term loan 4.0176% 4/10/20 (d)	4,352	3,917

TOTAL CAPITAL GOODS		9,583

Chemicals - 0.1%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (d)	1,822	1,827
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (d)	4,292	4,208

TOTAL CHEMICALS		6,035

Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (d)	3,970	3,982
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (d)	3,223	3,212
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (d)	8,045	7,756
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	6,585	2,873

TOTAL ENERGY		10,629

Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (d)	5,551	5,547
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	26,728	26,689
Food & Drug Retail - 0.2%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (d)	4,234	4,254
Tranche B 6LN, term loan 4.75% 6/22/23 (d)	2,570	2,586

TOTAL FOOD & DRUG RETAIL		6,840

Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	26,354	25,102
Healthcare - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 3.3811% 5/1/18 (d)	5,397	5,410
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	5,077	5,039
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (d)	4,103	4,118
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 4.75% 8/5/20 (d)	5,445	5,374

TOTAL HEALTHCARE		19,941

Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (d)	3,245	3,261
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	19,863	19,803
Services - 1.7%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (d)	13,241	12,960
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	6,247	6,257
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	7,890	7,790
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (d)	6,618	6,544
Tranche DD, term loan 4.0038% 11/8/20 (d)	1,832	1,812
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (d)	42,691	41,837

TOTAL SERVICES		77,200

Steel - 0.1%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (d)	3,875	3,899
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (d)	10,892	10,039
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (d)	21,109	14,965
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (d)	2,123	1,999
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	8,837	8,849
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	10,373	10,114

TOTAL SUPER RETAIL		45,966

Technology - 0.5%
Blue Coat Systems, Inc. Tranche B, term loan 6% 5/22/22 (d)	2,637	2,636
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	5,171	4,742
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	6,688	6,700
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (d)	4,189	4,179
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	3,074	3,047

TOTAL TECHNOLOGY		21,304

Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	11,923	11,748
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (d)	21,870	21,870
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (d)	2,029	2,032
Tranche B, term loan 5% 10/31/17 (d)	8,896	8,911

TOTAL UTILITIES		44,561

TOTAL BANK LOAN OBLIGATIONS
(Cost $366,107)		359,872

Preferred Securities - 5.1%
Banks & Thrifts - 5.1%
Bank of America Corp.:
6.1% (d)(h)	12,150	12,979
6.25% (d)(h)	6,240	6,694
Barclays Bank PLC 7.625% 11/21/22	18,275	20,700
Barclays PLC:
6.625% (d)(h)	21,820	20,614
8.25% (d)(h)	13,960	14,351
Citigroup, Inc.:
5.875% (d)(h)	41,035	42,149
6.3% (d)(h)	10,320	10,716
Credit Agricole SA:
6.625% (c)(d)(h)	8,755	8,405
7.875% (c)(d)(h)	11,570	11,551
8.125% (c)(d)(h)	4,165	4,420
Credit Suisse Group AG:
6.25% (c)(d)(h)	2,730	2,658
7.5% (c)(d)(h)	6,165	6,445
Deutsche Bank AG 7.5% (d)(h)	5,800	5,012
Goldman Sachs Group, Inc. 5.375% (d)(h)	6,575	6,755
JPMorgan Chase & Co.:
5.3% (d)(h)	9,520	9,927
6.125% (d)(h)	3,445	3,723
6.75% (d)(h)	4,255	4,935
Lloyds Banking Group PLC 7.5% (d)(h)	14,060	14,125
Royal Bank of Scotland Group PLC:
7.5% (d)(h)	13,630	13,324
8% (d)(h)	3,715	3,718
Societe Generale:
6% (c)(d)(h)	925	834
8% (c)(d)(h)	10,780	10,938
TOTAL PREFERRED SECURITIES
(Cost $231,403)		234,973
	Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.42%(i)
(Cost $320,023)	320,023,278	320,023
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $4,788,584)		4,583,104
NET OTHER ASSETS (LIABILITIES) - 1.2%		55,358
NET ASSETS - 100%		$4,638,462

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Non-income producing - Security is in default.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,836,874,000 or 39.6% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Non-income producing

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $241,000 or 0.0% of net assets.

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	4/11/14 - 7/8/14	$5,839

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$304

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$883	$--	$--	$--	$609

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,645	$--	$--	$3,645
Energy	7,447	--	7,206	241
Financials	20,319	20,319	--	--
Health Care	9	9	--	--
Industrials	8,160	8,160	--	--
Materials	23	23	--	--
Telecommunication Services	609	609	--	--
Corporate Bonds	3,628,024	--	3,628,024	--
Bank Loan Obligations	359,872	--	358,680	1,192
Preferred Securities	234,973	--	234,973	--
Money Market Funds	320,023	320,023	--	--
Total Investments in Securities:	$4,583,104	$349,143	$4,228,883	$5,078

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $4,774,757,000. Net unrealized depreciation aggregated $191,653,000, of which $137,515,000 related to appreciated investment securities and $329,168,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2016

GHI-QTLY-0916
1.926256.105

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.3%
		Principal Amount(a)	Value
Aerospace - 0.2%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$100,000	$133,924
TransDigm, Inc. 6.375% 6/15/26(b)		70,000	71,925

TOTAL AEROSPACE			205,849

Air Transportation - 0.2%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		126,000	138,443
Continental Airlines, Inc. 6.125% 4/29/18		55,000	57,888
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,250

TOTAL AIR TRANSPORTATION			243,581

Automotive - 0.8%
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	229,088
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	231,426
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	311,250

TOTAL AUTOMOTIVE			771,764

Automotive & Auto Parts - 0.8%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	128,625
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	115,713
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	248,169
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	198,000
ZF North America Capital, Inc. 2.75% 4/27/23 (Reg. S)	EUR	100,000	117,949

TOTAL AUTOMOTIVE & AUTO PARTS			808,456

Banks & Thrifts - 6.7%
Ally Financial, Inc.:
5.75% 11/20/25		445,000	463,356
8% 12/31/18		225,000	250,031
8% 11/1/31		1,195,000	1,454,876
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	211,000
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	202,000
BBVA Bancomer SA:
5.35% 11/12/29 (b)(c)		200,000	204,000
7.25% 4/22/20 (b)		200,000	221,300
General Motors Acceptance Corp. 8% 11/1/31		257,000	312,898
GTB Finance BV 6% 11/8/18 (b)		200,000	196,020
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	199,750
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	371,655
JSC BGEO Group 6% 7/26/23 (b)		450,000	452,925
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	428,800
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	110,658
5.125% 5/28/24		317,000	318,187
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	195,500
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	200,292
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	189,294
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	200,000	253,655
Woori Bank 4.75% 4/30/24 (Reg. S)		200,000	211,567
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	387,080

TOTAL BANKS & THRIFTS			6,834,844

Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22		100,000	102,500
Clear Channel Communications, Inc. 5.5% 12/15/16		185,000	177,600
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	147,500
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	248,938

TOTAL BROADCASTING			676,538

Building Materials - 2.6%
Alam Synergy Pte. Ltd. 9% 1/29/19 (Reg. S)		200,000	210,500
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	116,455
6% 4/1/24 (Reg. S)		450,000	461,250
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	207,946
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	79,100
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	31,946
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	371,147
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		45,000	45,563
7.75% 6/1/24 (b)		45,000	45,450
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	91,000
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	108,484
Nortek, Inc. 8.5% 4/15/21		120,000	126,000
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	208,906
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	312,750
West China Cement Ltd. 6.5% 9/11/19		200,000	203,515

TOTAL BUILDING MATERIALS			2,620,012

Cable/Satellite TV - 4.9%
Altice SA:
7.625% 2/15/25 (b)		400,000	393,500
7.75% 5/15/22 (b)		235,000	238,384
Altice U.S. Finance SA 7.75% 7/15/25 (b)		400,000	426,000
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	57,475
Cablevision SA 6.5% 6/15/21 (b)		150,000	154,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.5% 5/1/26 (b)		110,000	114,813
5.75% 1/15/24		615,000	648,825
5.75% 2/15/26 (b)		65,000	68,575
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	254,363
DISH DBS Corp. 5% 3/15/23		670,000	631,475
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	213,750
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		210,000	219,975
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	116,272
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	110,962
5.5% 9/15/22 (Reg. S)	EUR	324,000	385,777
5.5% 1/15/23 (b)		200,000	209,000
VTR Finance BV 6.875% 1/15/24 (b)		600,000	618,000
Ziggo Secured Finance BV 3.75% 1/15/25 (Reg. S)	EUR	100,000	111,917

TOTAL CABLE/SATELLITE TV			4,973,563

Capital Goods - 0.3%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	122,400
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	186,000

TOTAL CAPITAL GOODS			308,400

Chemicals - 1.3%
Blue Cube Spinco, Inc. 10% 10/15/25 (b)		45,000	51,413
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		160,000	127,000
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	287,186
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		10,000	10,900
LSB Industries, Inc. 7.75% 8/1/19		85,000	87,656
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	156,522
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		140,000	0
OCP SA 5.625% 4/25/24 (b)		200,000	216,920
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		155,000	134,463
10.375% 5/1/21 (b)		25,000	25,125
Tronox Finance LLC 6.375% 8/15/20		100,000	81,000
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	164,014

TOTAL CHEMICALS			1,342,199

Consumer Products - 0.3%
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		195,000	199,144
6.375% 3/1/24 (b)		45,000	47,475
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	46,969

TOTAL CONSUMER PRODUCTS			293,588

Containers - 1.9%
Ardagh Finance Holdings SA:
8.375% 6/15/19(Reg. S) pay-in-kind (c)	EUR	217,100	249,287
8.625% 6/15/19 pay-in-kind (b)(c)		236,958	241,569
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (b)		35,294	35,471
7.25% 5/15/24 (b)		200,000	211,000
Ball Corp.:
3.5% 12/15/20	EUR	100,000	123,260
4.375% 12/15/23	EUR	200,000	248,205
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	148,606
Crown European Holdings SA 3.375% 5/15/25	EUR	200,000	229,279
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	201,030
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	294,263

TOTAL CONTAINERS			1,981,970

Diversified Financial Services - 5.4%
Aircastle Ltd. 5.125% 3/15/21		220,000	234,850
Arrow Global Finance PLC 4.989% 11/1/21 (c)	EUR	200,000	224,718
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	103,415
Cabot Financial SA (Luxembourg) 5.875% 11/15/21 (Reg. S) (c)	EUR	150,000	156,867
CIT Group, Inc. 5% 8/1/23		215,000	226,288
Comcel Trust 6.875% 2/6/24 (b)		200,000	208,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	205,500
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	225,881
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	291,275
International Lease Finance Corp.:
5.875% 8/15/22		375,000	427,500
8.625% 1/15/22		555,000	695,165
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	117,294
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	54,460
Navient Corp. 5% 10/26/20		54,000	52,650
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		425,000	453,688
Schumann SpA 7% 7/31/23	EUR	100,000	113,046
SLM Corp.:
4.875% 6/17/19		30,000	30,150
5.5% 1/25/23		630,000	584,325
6.125% 3/25/24		420,000	396,900
7.25% 1/25/22		10,000	10,163
8% 3/25/20		190,000	202,825
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	260,000	314,894
Zhongrong International Bond 2015 Ltd. 6% 6/15/18 (Reg. S)		200,000	203,234

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,533,088

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (b)		95,000	91,913
National CineMedia LLC:
6% 4/15/22		300,000	311,250
7.875% 7/15/21		35,000	36,225

TOTAL DIVERSIFIED MEDIA			439,388

Energy - 10.6%
Afren PLC 10.25% 4/8/19 (b)(d)		285,920	286
Antero Resources Corp.:
5.125% 12/1/22		420,000	391,650
5.625% 6/1/23 (Reg. S)		80,000	75,700
Areva SA 4.875% 9/23/24	EUR	200,000	193,615
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	52,113
Chesapeake Energy Corp. 8% 12/15/22 (b)		320,000	278,400
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	203,500
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	153,063
Concho Resources, Inc.:
5.5% 10/1/22		55,000	54,588
5.5% 4/1/23		25,000	24,688
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		110,000	93,500
Diamondback Energy, Inc. 7.625% 10/1/21		135,000	142,763
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	202,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,325
Ensco PLC:
4.5% 10/1/24		70,000	48,125
5.2% 3/15/25		5,000	3,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		95,000	47,500
7.75% 9/1/22		110,000	56,100
9.375% 5/1/20		390,000	222,300
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	225,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		40,000	37,300
Gaz Capital SA 3.389% 3/20/20 (Reg. S)	EUR	100,000	115,295
Gazprom OAO 3.6% 2/26/21	EUR	200,000	231,518
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	372,775
Greenko Dutch BV 8% 8/1/19 (Reg. S)		200,000	215,607
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	135,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	297,600
5.75% 10/1/25 (b)		200,000	189,000
7.625% 4/15/21 (b)		10,000	10,225
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	3,138
5.875% 4/1/20		80,000	52,600
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		50,000	37,500
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	194,500
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21 (d)		35,000	5,688
7.75% 2/1/21 (d)		5,000	813
Noble Holding International Ltd.:
3.95% 3/15/22		10,000	7,397
4.625% 3/1/21		20,000	16,610
6.95% 4/1/25 (c)		25,000	20,375
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	39,263
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	143,450
Pacific Exploration and Production Corp. 12% 12/22/16		88,000	77,440
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(d)		500,000	82,500
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	411,000
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		130,000	124,150
Petroleos Mexicanos 6.375% 2/4/21 (b)		200,000	219,446
Plains Exploration & Production Co.:
6.5% 11/15/20		15,000	14,850
6.625% 5/1/21		15,000	14,775
6.75% 2/1/22		20,000	19,450
6.875% 2/15/23		100,000	96,750
Pride International, Inc. 7.875% 8/15/40		95,000	70,074
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	205,640
Range Resources Corp. 4.875% 5/15/25		60,000	57,000
Rice Energy, Inc.:
6.25% 5/1/22		75,000	73,125
7.25% 5/1/23		40,000	40,100
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	112,188
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		260,000	268,450
5.625% 4/15/23		225,000	229,500
5.625% 3/1/25		45,000	45,942
5.75% 5/15/24		80,000	82,000
5.875% 6/30/26 (b)		140,000	143,675
SemGroup Corp. 7.5% 6/15/21		370,000	355,200
SM Energy Co.:
5% 1/15/24		50,000	40,000
5.625% 6/1/25		105,000	87,150
6.125% 11/15/22		120,000	101,700
6.5% 11/15/21		15,000	13,125
6.5% 1/1/23		15,000	12,750
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	99,500
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		110,000	112,200
6.375% 4/1/23 (b)		60,000	61,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		305,000	307,288
6.375% 8/1/22		60,000	61,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	143,550
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		340,000	341,275
6.125% 6/15/25 (b)		55,000	54,725
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		20,000	20,802
6.375% 5/1/24		45,000	47,447
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		431,097	459,657
Weatherford International Ltd.:
4.5% 4/15/22		70,000	57,750
7.75% 6/15/21		90,000	85,022
8.25% 6/15/23		110,000	102,575
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	39,700
Western Refining, Inc. 6.25% 4/1/21		105,000	97,650
WPX Energy, Inc.:
7.5% 8/1/20		65,000	64,025
8.25% 8/1/23		100,000	98,062
YPF SA:
8.5% 3/23/21 (b)		150,000	160,875
8.5% 7/28/25 (b)		400,000	421,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		400,000	351,000

TOTAL ENERGY			10,811,253

Entertainment/Film - 0.2%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	172,550
Environmental - 0.4%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	109,450
6.375% 10/1/22		95,000	98,088
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	197,500

TOTAL ENVIRONMENTAL			405,038

Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (b)		100,000	106,250
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	133,264
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		200,000	204,250
R&R PLC 9.25% 5/15/18 pay-in-kind(Reg. S) (c)	EUR	250,000	280,311
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		505,000	580,750
7.7% 2/15/27		296,000	352,240
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	143,550

TOTAL FOOD & DRUG RETAIL			1,800,615

Food/Beverage/Tobacco - 2.7%
Arcor SAIC 6% 7/6/23 (b)		100,000	104,478
ESAL GmbH 6.25% 2/5/23 (b)		155,000	151,900
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	333,000
JBS Investments GmbH 7.25% 4/3/24 (b)		610,000	628,605
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	63,375
MHP SA 8.25% 4/2/20 (b)		200,000	189,000
Minerva Luxembourg SA 7.75% 1/31/23 (b)		800,000	844,000
Post Holdings, Inc.:
6.75% 12/1/21 (b)		190,000	202,825
7.75% 3/15/24 (b)		65,000	71,906
8% 7/15/25 (b)		35,000	40,163
TreeHouse Foods, Inc. 6% 2/15/24 (b)		40,000	43,000
U.S. Foods, Inc. 5.875% 6/15/24 (b)		75,000	78,375
Vector Group Ltd. 7.75% 2/15/21		50,000	52,313

TOTAL FOOD/BEVERAGE/TOBACCO			2,802,940

Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	401,963
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	240,929
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	31,988
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	134,875
MGM Mirage, Inc. 8.625% 2/1/19		115,000	130,238
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	310,719
Scientific Games Corp. 10% 12/1/22		270,000	239,963
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	208,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	300,750

TOTAL GAMING			1,999,925

Healthcare - 5.6%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	44,680
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	72,638
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	232,656
Community Health Systems, Inc. 6.875% 2/1/22		530,000	455,800
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,000
DaVita HealthCare Partners, Inc. 5% 5/1/25		95,000	96,069
Endo Finance LLC 5.875% 1/15/23 (b)		20,000	17,350
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		200,000	174,376
6% 2/1/25 (b)		295,000	254,438
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	200,000	227,643
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	332,745
HCA Holdings, Inc.:
5% 3/15/24		185,000	194,250
5.875% 3/15/22		274,000	301,400
5.875% 2/15/26		85,000	90,950
7.5% 2/15/22		180,000	204,300
HealthSouth Corp.:
5.75% 11/1/24		150,000	155,625
5.75% 9/15/25		15,000	15,489
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		45,000	45,900
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	156,163
5.5% 2/1/21		120,000	125,100
Team Health, Inc. 7.25% 12/15/23 (b)		120,000	130,800
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	134,750
8.125% 4/1/22		655,000	676,288
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		280,000	249,725
5.5% 3/1/23 (b)		115,000	94,875
5.625% 12/1/21 (b)		155,000	132,331
5.875% 5/15/23 (b)		520,000	432,900
6.125% 4/15/25 (b)		205,000	170,150
6.75% 8/15/21 (b)		40,000	35,900
7.25% 7/15/22 (b)		25,000	22,313
7.5% 7/15/21 (b)		313,000	291,090
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	90,200

TOTAL HEALTHCARE			5,699,894

Homebuilders/Real Estate - 3.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	386,775
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	123,200
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	4,950
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	14,475
6.5% 12/15/20 (b)		115,000	117,300
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	212,000
Future Land Development Holding Ltd. 6.25% 11/12/17 (Reg. S)		200,000	205,008
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	162,000
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	216,500
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	193,240
Powerlong Real Estate Holding Ltd. 7.625% 11/26/18 (Reg. S)		200,000	211,250
Ryland Group, Inc. 5.375% 10/1/22		55,000	57,063
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	30,450
6.125% 4/1/25 (b)		30,000	30,619
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	221,684
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	223,016
Trillion Chance Ltd. 8.5% 1/10/19		200,000	211,764
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	82,800
William Lyon Homes, Inc. 8.5% 11/15/20		215,000	226,288
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	249,100
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	210,218

TOTAL HOMEBUILDERS/REAL ESTATE			3,389,700

Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		205,000	204,231
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	145,825
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	140,350
HUB International Ltd. 9.25% 2/15/21 (b)		35,000	36,925

TOTAL INSURANCE			527,331

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	78,625
Metals/Mining - 2.1%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	200,500
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	788
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	112,373
ArcelorMittal SA 3% 3/25/19 (Reg. S)	EUR	100,000	115,993
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		25,000	26,313
7.125% 5/1/18 (b)		18,000	18,540
Compania Minera Ares SAC 7.75% 1/23/21 (b)		200,000	211,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	404,000
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	43,600
MMC Finance Ltd. 6.625% 10/14/22 (Reg. S)		200,000	222,122
Peabody Energy Corp.:
6.25% 11/15/21 (d)		135,000	21,263
10% 3/15/22 (b)(d)		85,000	12,856
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		55,000	50,600
Southern Copper Corp. 7.5% 7/27/35		250,000	291,592
Teck Resources Ltd.:
8% 6/1/21 (b)		45,000	48,038
8.5% 6/1/24 (b)		120,000	130,500
Vale Overseas Ltd. 5.875% 6/10/21		100,000	103,500
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	185,000
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		155,000	0

TOTAL METALS/MINING			2,199,078

Paper - 0.4%
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	150,000	175,230
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	241,768

TOTAL PAPER			416,998

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	126,150
Clear Channel International BV 8.75% 12/15/20 (b)		45,000	47,363
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		170,000	178,500
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		410,000	413,075

TOTAL PUBLISHING/PRINTING			765,088

Railroad - 0.1%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	100,000	113,947
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	72,100
Arcos Dorados Holdings, Inc. 6.625% 9/27/23 (Reg. S)		100,000	101,500
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		195,000	203,775
5.25% 6/1/26 (b)		145,000	153,427
Landry's Acquisition Co. 9.375% 5/1/20 (b)		105,000	110,513
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		125,000	127,344

TOTAL RESTAURANTS			768,659

Services - 3.5%
APX Group, Inc.:
6.375% 12/1/19		140,000	143,500
7.875% 12/1/22 (b)		330,000	347,325
8.75% 12/1/20		1,000,000	950,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (b)		155,000	157,713
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	87,400
Everi Payments, Inc. 10% 1/15/22		35,000	31,325
FTI Consulting, Inc. 6% 11/15/22		175,000	184,188
Garda World Security Corp.:
7.25% 11/15/21 (b)		200,000	172,000
7.25% 11/15/21 (b)		100,000	86,000
Hertz Corp. 6.25% 10/15/22		105,000	110,250
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	149,600
Laureate Education, Inc. 10% 9/1/19 (b)		920,000	825,700
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	68,250
The GEO Group, Inc. 6% 4/15/26		30,000	30,788
TMS International Corp. 7.625% 10/15/21 (b)		55,000	39,600
United Rentals North America, Inc. 5.5% 7/15/25		60,000	61,681
Western Digital Corp. 10.5% 4/1/24 (b)		110,000	123,888

TOTAL SERVICES			3,569,208

Steel - 0.7%
EVRAZ Group SA 6.5% 4/22/20 (b)		200,000	203,120
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	198,000
Metinvest BV 10.25% 9/30/16 (b)		78,362	53,286
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	215,335
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	80,000	95,254

TOTAL STEEL			764,995

Super Retail - 0.8%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	210,450
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	249,925
7.4% 4/1/37		85,000	69,700
L Brands, Inc. 6.875% 11/1/35		90,000	95,445
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	105,109
Sally Holdings LLC 5.625% 12/1/25		70,000	75,250

TOTAL SUPER RETAIL			805,879

Technology - 3.0%
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	177,000
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		305,000	343,125
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		275,000	224,125
BMC Software, Inc. 7.25% 6/1/18		80,000	76,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		135,000	114,075
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	130,950
CDW LLC/CDW Finance Corp. 6% 8/15/22		155,000	165,463
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	67,925
7.125% 6/15/24 (b)		65,000	69,938
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	451,563
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	53,850
5.5% 2/1/25		85,000	76,288
Parametric Technology Corp. 6% 5/15/24		20,000	21,284
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		80,000	82,600
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	89,038
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	123,600
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		320,000	345,402
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	212,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		191,000	198,879
13.375% 10/15/19		42,000	44,520

TOTAL TECHNOLOGY			3,067,625

Telecommunications - 10.6%
Altice Financing SA:
6.625% 2/15/23 (b)		200,000	200,376
7.5% 5/15/26 (b)		200,000	202,000
Altice Finco SA 8.125% 1/15/24 (b)		200,000	202,500
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	213,080
8.625% 5/6/19 (Reg. S)		200,000	213,080
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	162,188
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	185,750
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	125,775
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	244,388
Frontier Communications Corp.:
8.875% 9/15/20		40,000	42,988
10.5% 9/15/22		70,000	75,600
GCI, Inc. 6.875% 4/15/25		85,000	88,188
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	202,051
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	258,750
5.307% 5/11/22 (Reg. S) (e)		200,000	203,500
GTH Finance BV:
6.25% 4/26/20 (b)		200,000	208,198
7.25% 4/26/23 (b)		200,000	210,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	108,075
8% 2/15/24 (b)		485,000	463,175
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	66,263
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	208,740
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	360,920
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	401,188
10.875% 10/15/25 (b)		200,000	234,000
Numericable Group SA 7.375% 5/1/26 (b)		255,000	254,681
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	227,670
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	615,000
Sprint Capital Corp.:
6.875% 11/15/28		205,000	175,788
6.9% 5/1/19		615,000	608,081
8.75% 3/15/32		175,000	163,188
Sprint Communications, Inc. 6% 11/15/22		55,000	47,183
Sprint Corp.:
7.125% 6/15/24		370,000	327,006
7.25% 9/15/21		10,000	9,331
7.875% 9/15/23		645,000	588,969
T-Mobile U.S.A., Inc.:
6% 4/15/24		120,000	128,063
6.25% 4/1/21		180,000	188,325
6.5% 1/15/26		120,000	129,960
6.625% 4/1/23		325,000	348,823
6.731% 4/28/22		205,000	214,738
6.836% 4/28/23		285,000	304,238
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	205,088
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	100,000	119,190
4.875% 9/25/20 (Reg. S)	EUR	100,000	128,098
5.25% 3/17/55	EUR	100,000	115,612
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	207,000
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	200,000	221,364
Wind Acquisition Finance SA:
4% 7/15/20 (Reg. S)	EUR	350,000	392,278
4.75% 7/15/20 (b)		270,000	268,820
7.375% 4/23/21 (b)		20,000	19,900

TOTAL TELECOMMUNICATIONS			10,889,167

Textiles/Apparel - 0.2%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	228,229
Transportation Ex Air/Rail - 0.6%
eHi Car Service Co. Ltd. 7.5% 12/8/18 (Reg. S)		200,000	211,016
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	209,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	119,350
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		58,000	61,190
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		155,000	29,450

TOTAL TRANSPORTATION EX AIR/RAIL			630,756

Utilities - 6.2%
Calpine Corp. 7.875% 1/15/23 (b)		170,000	179,775
Dynegy, Inc.:
6.75% 11/1/19		125,000	127,344
7.375% 11/1/22		160,000	156,800
7.625% 11/1/24		220,000	213,400
Enel SpA 5% 1/15/75 (c)	EUR	300,000	358,537
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		31,737	37,688
12.25% 3/1/22 (b)(d)		650,609	781,545
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	51,300
7% 6/15/23		85,000	72,038
InterGen NV 7% 6/30/23 (b)		610,000	486,475
Listrindo Capital BV 6.95% 2/21/19 (b)		200,000	207,300
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	261,354
NRG Energy, Inc. 6.625% 3/15/23		345,000	347,760
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		330,992	354,161
Petrobras Global Finance BV 4.75% 1/14/25	EUR	400,000	389,331
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		400,000	379,500
PPL Energy Supply LLC 6.5% 6/1/25		65,000	57,200
RJS Power Holdings LLC 4.625% 7/15/19 (b)		410,000	388,475
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	694,110
6.5% 11/15/24 (d)		475,000	242,250
6.55% 11/15/34 (d)		1,000,000	520,000

TOTAL UTILITIES			6,306,343

TOTAL NONCONVERTIBLE BONDS
(Cost $87,458,275)			85,247,083
		Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.3%
Chassix Holdings, Inc.		3,510	115,655
General Motors Co.		5,768	181,923

TOTAL AUTOMOTIVE & AUTO PARTS			297,578

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)		83,000	31,739
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	188,150
Energy - 0.1%
Ovation Acquisition I LLC (g)		60,306	603
Pacific Exploration and Production Corp. warrants(f)		2,200	7,040
The Williams Companies, Inc.		1,900	45,543

TOTAL ENERGY			53,186

Healthcare - 0.3%
HCA Holdings, Inc. (f)		3,300	254,529
Legend Acquisition, Inc. (f)		2,128	27,664
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			282,193

Hotels - 0.2%
Extended Stay America, Inc. unit		15,000	212,400
Metals/Mining - 0.0%
Warrior Met Coal LLC Class A (g)		81	6,480
Services - 0.3%
ARAMARK Holdings Corp.		5,800	207,930
United Rentals, Inc. (f)		1,300	103,571
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			332,874

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)		12,187	12,187
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	125,580
TOTAL COMMON STOCKS
(Cost $2,680,447)			1,542,367

Convertible Preferred Stocks - 0.7%
Healthcare - 0.6%
Allergan PLC 5.50%		400	358,536
Teva Pharmaceutical Industries Ltd. 7%		250	221,375

TOTAL HEALTHCARE			579,911

Utilities - 0.1%
Dynegy, Inc. 7.00% (f)		1,600	156,080
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $769,231)			735,991
		Principal Amount(a)	Value

Bank Loan Obligations - 1.6%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,771	44,099
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.75% 7/7/23 (c)		85,000	80,608
Energy - 0.4%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		255,000	230,349
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		34,538	34,862
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		157,588	89,431
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,500	12,974
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,837

TOTAL ENERGY			395,453

Food & Drug Retail - 0.0%
Albertson's LLC Tranche B 6LN, term loan 4.75% 6/22/23 (c)		36,132	36,350
Gaming - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		233,801	228,073
Healthcare - 0.1%
U.S. Renal Care, Inc. Tranche 2LN, term loan 9% 12/31/23 (c)		110,000	109,450
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	55,206
Services - 0.2%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (c)		193,538	191,892
Technology - 0.2%
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		107,525	106,584
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	92,031

TOTAL TECHNOLOGY			198,615

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		245,000	231,986
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,309

TOTAL TELECOMMUNICATIONS			238,295

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,564,987)			1,578,041

Preferred Securities - 6.1%
Banks & Thrifts - 4.5%
Bank of America Corp. 5.2% (c)(h)		345,000	341,953
Bank of East Asia Ltd. 8.5% (c)(h)		100,000	115,332
Barclays Bank PLC 7.625% 11/21/22		655,000	741,931
Barclays PLC 8% (c)(h)	EUR	200,000	226,627
Chong Hing Bank Ltd. 6.5% (c)(h)		200,000	213,198
Citigroup, Inc. 5.35% (c)(h)		1,100,000	1,089,924
Credit Agricole SA:
6.5%(Reg. S) (c)(h)	EUR	200,000	223,304
6.625% (b)(c)(h)		315,000	302,407
8.125% (b)(c)(h)		200,000	212,222
ICICI Bank Ltd. 7.25% (Reg. S) (c)(h)		200,000	203,665
Intesa Sanpaolo SpA 8.047% (c)(h)	EUR	350,000	425,816
Royal Bank of Scotland Group PLC:
7.0916% (c)(h)	EUR	50,000	57,826
8% (c)(h)		450,000	450,318

TOTAL BANKS & THRIFTS			4,604,523

Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (h)		400,000	403,891
Diversified Financial Services - 0.2%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(h)	EUR	150,000	174,202
Energy - 0.1%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(h)	EUR	100,000	117,039
Homebuilders/Real Estate - 0.1%
Grand City Properties SA 3.75% (c)(h)	EUR	100,000	112,013
Insurance - 0.1%
Groupama SA 6.298% (c)(h)	EUR	100,000	115,310
Telecommunications - 0.7%
Koninklijke KPN NV 6.125% (Reg. S) (c)(h)	EUR	200,000	252,173
Telefonica Europe BV:
5% (Reg. S) (c)(h)	EUR	300,000	354,814
6.5% (Reg. S) (c)(h)	EUR	100,000	125,952

TOTAL TELECOMMUNICATIONS			732,939

TOTAL PREFERRED SECURITIES
(Cost $6,312,103)			6,259,917
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.42% (i)
(Cost $5,617,124)		5,617,124	5,617,124
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $104,402,167)			100,980,523
NET OTHER ASSETS (LIABILITIES) - 1.3%			1,332,518
NET ASSETS - 100%			$102,313,041

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,341,998 or 37.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,456 or 0.0% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ovation Acquisition I LLC	12/23/15	$603
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$154,316
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,917
Fidelity Securities Lending Cash Central Fund	3
Total	$4,920

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$749,647	$633,992	$--	$115,655
Consumer Staples	603	--	--	603
Energy	59,063	45,543	--	13,520
Health Care	862,104	613,065	221,375	27,664
Industrials	124,944	103,571	--	21,373
Materials	188,150	188,150	--	--
Telecommunication Services	12,187	12,187	--	--
Utilities	281,660	281,660	--	--
Corporate Bonds	85,247,083	--	85,116,357	130,726
Bank Loan Obligations	1,578,041	--	1,533,942	44,099
Preferred Securities	6,259,917	--	6,259,917	--
Money Market Funds	5,617,124	5,617,124	--	--
Total Investments in Securities:	$100,980,523	$7,495,292	$93,131,591	$353,640

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $103,948,728. Net unrealized depreciation aggregated $2,968,205, of which $4,028,295 related to appreciated investment securities and $6,996,500 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016